Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.0%)
	Linde plc	336,116	90,614
	Air Products and Chemicals Inc.	149,726	34,846
	Freeport-McMoRan Inc.	969,422	26,494
	Ecolab Inc.	173,609	25,073
	Newmont Corp.	537,098	22,574
	Dow Inc.	483,817	21,254
	Albemarle Corp.	79,157	20,932
	Nucor Corp.	176,880	18,924
	Fastenal Co.	388,956	17,908
	International Flavors & Fragrances Inc.	172,840	15,699
	LyondellBasell Industries NV Class A	176,604	13,295
	CF Industries Holdings Inc.	135,093	13,003
	Mosaic Co.	234,228	11,320
	FMC Corp.	85,820	9,071
	Avery Dennison Corp.	54,712	8,902
	Steel Dynamics Inc.	117,915	8,366
	International Paper Co.	245,574	7,785
	Reliance Steel & Aluminum Co.	40,500	7,064
	Celanese Corp. Class A	65,651	5,931
	Eastman Chemical Co.	82,199	5,840
	Royal Gold Inc.	45,607	4,279
*	Cleveland-Cliffs Inc.	314,602	4,238
	Alcoa Corp.	120,787	4,066
*	RBC Bearings Inc.	19,549	4,062
	Olin Corp.	92,027	3,946
*	Livent Corp.	120,458	3,692
	Ashland Inc.	32,788	3,114
	Valvoline Inc.	120,461	3,053
	Hexcel Corp.	57,229	2,960
	Commercial Metals Co.	81,319	2,885
	UFP Industries Inc.	38,848	2,803
	Huntsman Corp.	113,915	2,795
	Balchem Corp.	21,787	2,649
	United States Steel Corp.	142,093	2,575
	Timken Co.	43,587	2,573
	Element Solutions Inc.	157,730	2,566
	Chemours Co.	102,850	2,535
*	Univar Solutions Inc.	110,455	2,512
	Cabot Corp.	37,519	2,397
	Mueller Industries Inc.	36,725	2,183
	Sensient Technologies Corp.	28,345	1,965
	Avient Corp.	61,461	1,862

		Shares	Market Value ($000)
	Westlake Corp.	21,298	1,850
*	MP Materials Corp.	65,787	1,796
	Boise Cascade Co.	26,861	1,597
	NewMarket Corp.	4,964	1,493
*	Ingevity Corp.	23,962	1,453
	Innospec Inc.	16,731	1,433
	Hecla Mining Co.	354,228	1,396
	Quaker Chemical Corp.	9,327	1,347
	Stepan Co.	13,885	1,301
*	Arconic Corp.	69,724	1,188
	Materion Corp.	13,913	1,113
	Scotts Miracle-Gro Co.	25,700	1,099
	Minerals Technologies Inc.	21,061	1,041
	Carpenter Technology Corp.	32,584	1,015
	Tronox Holdings plc Class A	75,701	927
	Compass Minerals International Inc.	23,465	904
	Mativ Holdings Inc.	36,224	800
*	Uranium Energy Corp.	226,981	794
	Worthington Industries Inc.	20,167	769
	Sylvamo Corp.	22,195	752
*	Resolute Forest Products Inc.	33,104	662
	Kaiser Aluminum Corp.	10,346	635
*,1	Energy Fuels Inc.	98,692	604
	AdvanSix Inc.	18,107	581
*	Piedmont Lithium Inc. ADR	10,717	573
	GrafTech International Ltd.	130,921	564
*	Coeur Mining Inc.	159,968	547
*	US Silica Holdings Inc.	49,324	540
	Hawkins Inc.	13,562	529
*	Clearwater Paper Corp.	12,189	458
*	TimkenSteel Corp.	30,310	454
	Schnitzer Steel Industries Inc. Class A	15,798	450
*	Ecovyst Inc.	52,814	446
*,1	Amyris Inc.	146,670	428
*	LSB Industries Inc.	28,271	403
	Ryerson Holding Corp.	14,829	382
*	Origin Materials Inc.	68,152	352
	American Vanguard Corp.	18,120	339
	Koppers Holdings Inc.	13,873	288
	Haynes International Inc.	8,020	282
*	Intrepid Potash Inc.	5,697	225
*	5e Advanced Materials Inc.	21,439	218
	Omega Flex Inc.	2,211	205
*	Northwest Pipe Co.	7,200	202
*	Century Aluminum Co.	35,645	188
*	Alto Ingredients Inc.	44,278	161
*	Rayonier Advanced Materials Inc.	44,937	142
*	Ur-Energy Inc.	127,999	140
	Olympic Steel Inc.	5,760	131
	FutureFuel Corp.	19,183	116
	Tredegar Corp.	12,150	115
	Northern Technologies International Corp.	8,108	108
*	Dakota Gold Corp.	34,870	106
	Glatfelter Corp.	29,576	92
*	Gatos Silver Inc.	31,927	86
*	Zymergen Inc.	31,090	86
*	Unifi Inc.	8,861	84
	Gold Resource Corp.	50,034	83

		Shares	Market Value ($000)
	Eastern Co.	4,309	75
*	Hycroft Mining Holding Corp.	110,726	67
*	Perma-Pipe International Holdings Inc.	5,795	55
*	Ampco-Pittsburgh Corp.	12,799	47
*	Universal Stainless & Alloy Products Inc.	6,638	47
	Culp Inc.	10,134	44
*	NN Inc.	25,826	44
*	Golden Minerals Co.	132,802	34
*	US Gold Corp.	8,013	30
*	CPS Technologies Corp.	9,761	27
*	Synalloy Corp.	1,863	26
	United-Guardian Inc.	2,129	24
*	Comstock Inc.	30,836	13
*	Hycroft Mining Holding Corp.Warrants Exp. 10/6/25	20,000	3
			487,214
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	5,845,859	660,582
*	Tesla Inc.	1,798,149	476,959
	Home Depot Inc.	690,753	190,606
	Costco Wholesale Corp.	299,137	141,273
	Walmart Inc.	925,068	119,981
*	Walt Disney Co.	1,230,975	116,118
	McDonald's Corp.	495,932	114,431
	Lowe's Cos. Inc.	419,041	78,700
	NIKE Inc. Class B	853,877	70,974
*	Netflix Inc.	300,519	70,754
	Starbucks Corp.	774,714	65,277
	TJX Cos. Inc.	752,690	46,757
	Target Corp.	311,219	46,182
*	Booking Holdings Inc.	26,857	44,132
	Dollar General Corp.	152,407	36,556
	Activision Blizzard Inc.	475,120	35,320
*	Uber Technologies Inc.	1,206,462	31,971
	Estee Lauder Cos. Inc. Class A	140,633	30,363
*	O'Reilly Automotive Inc.	42,815	30,114
	General Motors Co.	933,347	29,951
	Ford Motor Co.	2,660,609	29,799
*	Chipotle Mexican Grill Inc. Class A	18,723	28,136
*	AutoZone Inc.	13,129	28,121
	Marriott International Inc. Class A	197,325	27,653
*	Airbnb Inc. Class A	243,678	25,596
	Hilton Worldwide Holdings Inc.	187,458	22,611
*	Lululemon Athletica Inc.	78,507	21,947
	Electronic Arts Inc.	187,671	21,715
	Yum! Brands Inc.	191,593	20,374
	Ross Stores Inc.	238,358	20,086
*	Dollar Tree Inc.	144,062	19,607
*	Trade Desk Inc. Class A	301,269	18,001
*	Warner Bros Discovery Inc.	1,483,304	17,058
*	Copart Inc.	145,500	15,481
*	Aptiv plc	185,025	14,471
	DR Horton Inc.	212,141	14,288
*	Rivian Automotive Inc. Class A	432,238	14,225
	Genuine Parts Co.	95,014	14,187
	Tractor Supply Co.	75,569	14,047
*	Ulta Beauty Inc.	34,756	13,944
	eBay Inc.	369,575	13,604
	Lennar Corp. Class A	167,365	12,477

		Shares	Market Value ($000)
*	Take-Two Interactive Software Inc.	113,109	12,329
*	Southwest Airlines Co.	398,672	12,295
*	Delta Air Lines Inc.	431,124	12,097
	Darden Restaurants Inc.	83,612	10,562
*	Expedia Group Inc.	103,960	9,740
	Omnicom Group Inc.	138,054	8,710
*	Etsy Inc.	86,688	8,680
*	Las Vegas Sands Corp.	230,564	8,651
	Best Buy Co. Inc.	136,018	8,615
	LKQ Corp.	178,048	8,395
*	NVR Inc.	2,095	8,353
	Garmin Ltd.	103,790	8,335
	Pool Corp.	25,294	8,049
*	Liberty Media Corp.-Liberty Formula One Class C	135,864	7,948
*	Live Nation Entertainment Inc.	102,261	7,776
	Domino's Pizza Inc.	24,122	7,483
*	Roblox Corp. Class A	202,047	7,241
	VF Corp.	238,024	7,119
*	United Airlines Holdings Inc.	217,744	7,083
*	CarMax Inc.	106,732	7,046
	Interpublic Group of Cos. Inc.	263,480	6,745
*	BJ's Wholesale Club Holdings Inc.	90,555	6,593
	Paramount Global Inc. Class B	334,404	6,367
	Advance Auto Parts Inc.	40,618	6,350
	MGM Resorts International	209,960	6,240
	Fox Corp. Class A	201,802	6,191
	Hasbro Inc.	89,636	6,043
	PulteGroup Inc.	159,175	5,969
	Vail Resorts Inc.	27,090	5,842
	Service Corp. International	101,092	5,837
	Rollins Inc.	166,226	5,765
*	American Airlines Group Inc.	473,870	5,705
*	Deckers Outdoor Corp.	17,796	5,563
*	Royal Caribbean Cruises Ltd.	145,712	5,522
*,1	Lucid Group Inc.	391,828	5,474
	Aramark	172,307	5,376
	Williams-Sonoma Inc.	44,977	5,301
	BorgWarner Inc. (XNYS)	163,313	5,128
*	Burlington Stores Inc.	44,228	4,949
	Whirlpool Corp.	36,694	4,947
*	Five Below Inc.	35,501	4,887
	Lear Corp.	39,944	4,781
	News Corp. Class A	316,028	4,775
*	Floor & Decor Holdings Inc. Class A	67,782	4,762
	Bath & Body Works Inc.	145,738	4,751
*	Carnival Corp.	664,099	4,669
	Nielsen Holdings plc	168,256	4,664
	H&R Block Inc.	108,338	4,609
	Tapestry Inc.	161,303	4,586
*	Mattel Inc.	237,276	4,494
*	Caesars Entertainment Inc.	136,777	4,412
*,1	GameStop Corp. Class A	174,908	4,395
*	Wynn Resorts Ltd.	68,170	4,297
	Churchill Downs Inc.	22,726	4,185
	Nexstar Media Group Inc. Class A	24,602	4,105
*	Liberty Media Corp.- Liberty SiriusXM Class C	104,985	3,959
	Lithia Motors Inc. Class A	18,413	3,951
*	DraftKings Inc. Class A	257,482	3,898

		Shares	Market Value ($000)
	Texas Roadhouse Inc. Class A	44,535	3,886
	Murphy USA Inc.	14,008	3,851
	Gentex Corp.	157,457	3,754
	Wyndham Hotels & Resorts Inc.	60,438	3,708
	Dick's Sporting Goods Inc.	35,106	3,673
	Polaris Inc.	37,890	3,624
*	Capri Holdings Ltd.	92,115	3,541
	Newell Brands Inc.	249,616	3,467
*	Planet Fitness Inc. Class A	58,691	3,384
*	Alaska Air Group Inc.	85,613	3,352
*	RH	13,224	3,254
*	Norwegian Cruise Line Holdings Ltd.	279,802	3,179
*	SiteOne Landscape Supply Inc.	30,222	3,147
	Harley-Davidson Inc.	89,376	3,117
*	Terminix Global Holdings Inc.	80,919	3,098
	AMERCO	6,080	3,096
	TEGNA Inc.	148,744	3,076
	Toll Brothers Inc.	72,609	3,050
*	AutoNation Inc.	29,925	3,048
	New York Times Co. Class A	105,742	3,040
	Leggett & Platt Inc.	89,658	2,978
*	Penn Entertainment Inc.	107,059	2,945
	Marriott Vacations Worldwide Corp.	23,803	2,901
	Choice Hotels International Inc.	26,422	2,894
*	IAA Inc.	90,692	2,889
*	Skechers USA Inc. Class A	90,779	2,880
*	Avis Budget Group Inc.	19,351	2,873
	Macy's Inc.	180,512	2,829
*	Scientific Games Corp. Class A	64,228	2,754
*	Crocs Inc.	39,682	2,725
	Fox Corp. Class B	93,883	2,676
	Tempur Sealy International Inc.	110,078	2,657
*	Lyft Inc. Class A	197,710	2,604
*	Hyatt Hotels Corp. Class A	31,823	2,576
	Wingstop Inc.	19,815	2,485
	Thor Industries Inc.	34,810	2,436
*,1	AMC Entertainment Holdings Inc. Class A	347,855	2,425
	Boyd Gaming Corp.	50,730	2,417
	Academy Sports & Outdoors Inc.	56,699	2,392
*	Asbury Automotive Group Inc.	14,817	2,239
*	Bright Horizons Family Solutions Inc.	38,600	2,225
*	Fox Factory Holding Corp.	28,140	2,225
[1]	Sirius XM Holdings Inc.	389,372	2,223
	Ralph Lauren Corp. Class A	25,771	2,189
	Kohl's Corp.	85,958	2,162
	Wendy's Co.	115,352	2,156
*	Visteon Corp.	19,220	2,038
	World Wrestling Entertainment Inc. Class A	28,847	2,024
	PVH Corp.	44,815	2,008
	Foot Locker Inc.	64,298	2,002
*	Liberty Media Corp.- Liberty SiriusXM Class A	52,211	1,988
*	Hilton Grand Vacations Inc.	60,022	1,974
*	Ollie's Bargain Outlet Holdings Inc.	38,120	1,967
*	Hertz Global Holdings Inc.	120,621	1,964
*	Skyline Champion Corp.	35,996	1,903
*	Goodyear Tire & Rubber Co.	187,865	1,896
	Warner Music Group Corp. Class A	80,005	1,857
	Travel + Leisure Co.	53,768	1,835

		Shares	Market Value ($000)
*	Grand Canyon Education Inc.	21,672	1,783
*	Callaway Golf Co.	92,471	1,781
*	Chewy Inc. Class A	57,662	1,771
*	Endeavor Group Holdings Inc. Class A	86,027	1,743
	Signet Jewelers Ltd.	30,144	1,724
	Penske Automotive Group Inc.	17,431	1,716
*	Meritage Homes Corp.	24,409	1,715
*	Chegg Inc.	80,503	1,696
*	National Vision Holdings Inc.	51,842	1,693
*	Duolingo Inc.	17,566	1,673
	LCI Industries	16,452	1,669
*	Taylor Morrison Home Corp. Class A	70,945	1,654
	Carter's Inc.	25,181	1,650
*	Wayfair Inc. Class A	50,491	1,643
	Hanesbrands Inc.	234,173	1,630
*	Coty Inc. Class A	252,471	1,596
*	YETI Holdings Inc.	55,564	1,585
*	Helen of Troy Ltd.	16,213	1,564
*	TripAdvisor Inc.	69,689	1,539
	Papa John's International Inc.	21,573	1,510
	Rush Enterprises Inc. Class A	33,463	1,468
*	Victoria's Secret & Co.	50,182	1,461
*	Madison Square Garden Sports Corp.	10,631	1,453
	Gap Inc.	175,695	1,442
*	JetBlue Airways Corp.	215,814	1,431
*	Dorman Products Inc.	17,321	1,422
	Group 1 Automotive Inc.	9,938	1,420
	KB Home	54,064	1,401
	Columbia Sportswear Co.	20,626	1,388
*	Peloton Interactive Inc. Class A	198,912	1,378
	Cracker Barrel Old Country Store Inc.	14,823	1,372
*	Leslie's Inc.	92,365	1,359
*	Spirit Airlines Inc.	71,316	1,342
	Graham Holdings Co. Class B	2,475	1,332
	Steven Madden Ltd.	48,518	1,294
*,1	QuantumScape Corp. Class A	153,916	1,294
*,1	Carvana Co. Class A	63,646	1,292
*	elf Beauty Inc.	33,714	1,268
	Kontoor Brands Inc.	37,688	1,267
*	SeaWorld Entertainment Inc.	27,172	1,237
	Nordstrom Inc.	73,457	1,229
*	Cavco Industries Inc.	5,861	1,206
*	Stride Inc.	28,088	1,181
*	Sonos Inc.	83,282	1,158
*	frontdoor Inc.	56,285	1,148
*	Boot Barn Holdings Inc.	19,405	1,134
	Bloomin' Brands Inc.	61,345	1,124
*	Sabre Corp.	216,323	1,114
*	Shake Shack Inc. Class A	24,714	1,112
*	Gentherm Inc.	22,060	1,097
*	Driven Brands Holdings Inc.	39,223	1,097
	Red Rock Resorts Inc. Class A	31,883	1,092
	Jack in the Box Inc.	14,650	1,085
*	LGI Homes Inc.	13,277	1,080
*	Adtalem Global Education Inc.	29,300	1,068
	Winnebago Industries Inc.	19,890	1,058
*	Tri Pointe Homes Inc.	69,939	1,057
	John Wiley & Sons Inc. Class A	27,867	1,047

		Shares	Market Value ($000)
	MDC Holdings Inc.	38,058	1,044
	Lennar Corp. Class B	17,145	1,020
*	Everi Holdings Inc.	62,567	1,015
*	Tenneco Inc. Class A	58,007	1,009
	Dana Inc.	87,173	996
	Cheesecake Factory Inc.	33,829	991
*,1	Luminar Technologies Inc. Class A	135,914	990
	American Eagle Outfitters Inc.	100,701	980
*	Sweetgreen Inc. Class A	52,436	970
	Acushnet Holdings Corp.	22,210	966
*	Liberty Media Corp.- Liberty Braves Class C	35,078	965
*	ODP Corp.	27,061	951
	PriceSmart Inc.	16,310	939
*	iRobot Corp.	16,643	938
*	Vista Outdoor Inc.	38,253	930
*	Central Garden & Pet Co. Class A	27,139	927
	Monro Inc.	21,155	919
	Strategic Education Inc.	14,933	917
*	PowerSchool Holdings Inc. Class A	54,100	903
*	Sally Beauty Holdings Inc.	71,509	901
	Inter Parfums Inc.	11,848	894
	Oxford Industries Inc.	9,862	885
*	Dave & Buster's Entertainment Inc.	27,981	868
*	XPEL Inc.	13,474	868
	Levi Strauss & Co. Class A	59,902	867
*	Under Armour Inc. Class C	142,947	852
*,1	Fisker Inc.	112,885	852
*	KAR Auction Services Inc.	75,934	848
*	Cinemark Holdings Inc.	69,703	844
*	Six Flags Entertainment Corp.	47,710	844
	Century Communities Inc.	19,473	833
*	Madison Square Garden Entertainment Corp.	18,839	831
	Laureate Education Inc. Class A	78,090	824
	Wolverine World Wide Inc.	53,188	819
*	Urban Outfitters Inc.	40,777	801
*	Under Armour Inc. Class A	117,118	779
	MillerKnoll Inc.	49,480	772
*	Allegiant Travel Co.	10,439	762
*	Overstock.com Inc.	31,116	758
*	Coursera Inc.	70,236	757
	Dillard's Inc. Class A	2,730	745
	Gray Television Inc.	51,919	743
*	Knowles Corp.	60,853	741
*	Brinker International Inc.	29,436	735
	HNI Corp.	27,580	731
*	M/I Homes Inc.	19,607	710
*,1	Dutch Bros Inc. Class A	22,727	708
*	Malibu Boats Inc. Class A	14,262	684
[1]	Camping World Holdings Inc. Class A	26,449	670
	Dine Brands Global Inc.	10,255	652
	La-Z-Boy Inc.	28,402	641
*	Figs Inc. Class A	77,382	638
	Buckle Inc.	19,649	622
	Caleres Inc.	24,915	603
	Rent-A-Center Inc.	34,447	603
*	Liberty Media Corp.- Liberty Formula One Class A	11,386	598
	Designer Brands Inc. Class A	38,330	587
*	Petco Health & Wellness Co. Inc. Class A	52,385	585

		Shares	Market Value ($000)
	Sonic Automotive Inc. Class A	13,425	581
*	Revolve Group Inc.	26,633	578
*	Clean Energy Fuels Corp.	106,924	571
	Sturm Ruger & Co. Inc.	10,850	551
*	Lions Gate Entertainment Corp. Class B	78,188	543
*,1	Blink Charging Co.	30,055	533
*	Cars.com Inc.	45,876	528
*	iHeartMedia Inc. Class A	72,097	528
*	ACV Auctions Inc. Class A	72,525	521
*	SkyWest Inc.	31,893	519
*	Monarch Casino & Resort Inc.	9,218	518
	Krispy Kreme Inc.	44,682	515
*	PROG Holdings Inc.	34,299	514
*	American Axle & Manufacturing Holdings Inc.	75,117	513
*	Abercrombie & Fitch Co. Class A	32,027	498
*	Sleep Number Corp.	14,580	493
	Arko Corp.	51,833	487
	Scholastic Corp.	15,460	476
	Qurate Retail Inc. Series A	235,205	473
*	EW Scripps Co. Class A	41,692	470
*	Udemy Inc.	38,586	467
	Sinclair Broadcast Group Inc. Class A	25,561	462
	Franchise Group Inc.	18,968	461
	News Corp. Class B	29,413	454
*	TravelCenters of America Inc.	8,312	448
*	MarineMax Inc.	14,879	443
*	Golden Entertainment Inc.	12,431	434
	Standard Motor Products Inc.	13,104	426
*	Thryv Holdings Inc.	18,529	423
*	GoPro Inc. Class A	85,360	421
*	Funko Inc. Class A	20,786	420
*	Mister Car Wash Inc.	48,815	419
*,1	SES AI Corp.	83,738	409
*	Hawaiian Holdings Inc.	30,994	408
	Steelcase Inc. Class A	62,262	406
*,1	Bally's Corp.	20,558	406
*	G-III Apparel Group Ltd.	27,065	405
*	Chico's FAS Inc.	81,758	396
	Matthews International Corp. Class A	17,540	393
*	Perdoceo Education Corp.	37,960	391
	Ruth's Hospitality Group Inc.	23,066	389
*	Stagwell Inc.	55,124	383
*	Lions Gate Entertainment Corp. Class A	51,114	380
*	Viad Corp.	12,029	380
*	Poshmark Inc. Class A	23,885	374
*	Boston Omaha Corp. Class A	16,181	373
	Interface Inc. Class A	41,128	370
*	Portillo's Inc. Class A	18,717	369
*	BJ's Restaurants Inc.	15,369	367
*	Denny's Corp.	39,034	367
	Hibbett Inc.	7,283	363
*	Frontier Group Holdings Inc.	36,784	357
*	QuinStreet Inc.	33,170	348
	Winmark Corp.	1,609	348
*	Genesco Inc.	8,794	346
*,1	Bed Bath & Beyond Inc.	56,406	344
*,1	AMC Networks Inc. Class A	16,737	340
*	Bowlero Corp.	27,538	339

		Shares	Market Value ($000)
*	Clear Channel Outdoor Holdings Inc.	246,338	337
	Smith & Wesson Brands Inc.	32,321	335
*	Green Brick Partners Inc.	15,461	331
*	Life Time Group Holdings Inc.	33,980	331
	Ethan Allen Interiors Inc.	15,402	326
	Guess? Inc.	21,938	322
	European Wax Center Inc. Class A	17,240	318
*	Accel Entertainment Inc. Class A	40,447	316
*	2U Inc.	50,097	313
*	Chuy's Holdings Inc.	13,436	311
*	Liquidity Services Inc.	19,114	311
	A-Mark Precious Metals Inc.	10,845	308
*	Vizio Holding Corp. Class A	34,512	302
	Global Industrial Co.	11,274	302
*	Stoneridge Inc.	17,614	299
*	Sun Country Airlines Holdings Inc.	21,865	298
	Movado Group Inc.	10,544	297
	RCI Hospitality Holdings Inc.	4,543	297
*	Corsair Gaming Inc.	26,195	297
*	Children's Place Inc.	9,317	288
	Haverty Furniture Cos. Inc.	11,411	284
*	Integral Ad Science Holding Corp.	39,215	284
	Big Lots Inc.	17,757	277
	Carriage Services Inc. Class A	8,442	271
*	Sportsman's Warehouse Holdings Inc.	32,402	269
*,1	Canoo Inc.	137,866	259
*	Marcus Corp.	18,310	254
	Shoe Carnival Inc.	11,853	254
*,1	Rover Group Inc. Class A	76,194	254
*,1	Vuzix Corp.	43,358	251
	Clarus Corp.	17,555	236
*	Master Craft Boat Holdings Inc.	12,305	232
*	Sciplay Corp. Class A	19,447	229
*	Eastman Kodak Co.	49,398	227
*	Arlo Technologies Inc.	48,408	225
*	Zumiez Inc.	10,066	217
*	Vacasa Inc.	70,753	217
*	Sonder Holdings Inc.	130,633	217
*	Beazer Homes USA Inc.	22,150	214
*	Stitch Fix Inc. Class A	53,913	213
*	Tupperware Brands Corp.	32,267	211
*,1	ContextLogic Inc. Class A	285,599	210
*	America's Car-Mart Inc.	3,394	207
*	Allbirds Inc. Class A	66,954	204
*	Motorcar Parts of America Inc.	12,730	194
*	Destination XL Group Inc.	35,517	193
*	Lovesac Co.	9,258	189
*	OneWater Marine Inc. Class A	6,228	188
*	Cardlytics Inc.	19,912	187
*	Playstudios Inc.	51,558	180
*	Central Garden & Pet Co.	4,784	172
*	Lordstown Motors Corp. Class A	93,672	171
[1]	Big 5 Sporting Goods Corp.	15,749	169
*	Holley Inc.	41,174	167
	Aaron's Co. Inc.	17,073	166
*,1	AMMO Inc.	56,158	165
*	Kura Sushi USA Inc. Class A	2,145	158
*	Universal Electronics Inc.	7,869	155

		Shares	Market Value ($000)
*	Angi Inc. Class A	51,757	153
*	Gannett Co. Inc.	99,686	153
*	WW International Inc.	38,048	150
	Johnson Outdoors Inc. Class A	2,828	145
*	Century Casinos Inc.	21,934	144
	Entravision Communications Corp. Class A	36,315	144
*	LL Flooring Holdings Inc.	20,606	143
*	CarParts.com Inc.	27,126	140
	Build-A-Bear Workshop Inc.	10,326	138
*	Xponential Fitness Inc. Class A	7,583	138
*	Noodles & Co. Class A	29,201	137
*	Dream Finders Homes Inc. Class A	12,815	136
*	Wheels Up Experience Inc.	118,672	136
*	Rush Street Interactive Inc.	36,535	134
*	Daily Journal Corp.	520	133
*	Quotient Technology Inc.	56,827	131
*	El Pollo Loco Holdings Inc.	14,342	128
*	Genius Brands International Inc.	212,606	128
*	Lindblad Expeditions Holdings Inc.	18,807	127
*	Universal Technical Institute Inc.	23,386	127
	Saga Communications Inc. Class A	4,837	126
*,1	Cricut Inc. Class A	13,307	123
*,1	Mullen Automotive Inc.	370,910	122
*	Party City Holdco Inc.	76,558	121
*	1-800-Flowers.com Inc. Class A	18,559	120
*,1	Focus Universal Inc.	12,697	119
*	PlayAGS Inc.	22,237	118
	Tilly's Inc. Class A	17,104	118
*	Full House Resorts Inc.	20,813	117
	Cato Corp. Class A	12,211	116
*	Hovnanian Enterprises Inc. Class A	3,253	116
*	Container Store Group Inc.	23,135	113
	Alta Equipment Group Inc.	10,011	110
*	First Watch Restaurant Group Inc.	7,612	110
*	Fossil Group Inc.	31,352	107
	Wayside Technology Group Inc.	3,940	106
*	Snap One Holdings Corp.	10,397	105
	Bassett Furniture Industries Inc.	6,604	104
	Hooker Furnishings Corp.	7,614	103
	Nathan's Famous Inc.	1,617	103
*	Latham Group Inc.	28,563	103
*	American Public Education Inc.	11,060	101
	Rocky Brands Inc.	5,039	101
*	StoneMor Inc.	29,070	100
*	Citi Trends Inc.	6,412	99
	Kimball International Inc. Class B	15,684	99
	Weyco Group Inc.	4,853	99
*	BARK Inc.	53,111	97
*	American Outdoor Brands Inc.	10,588	93
*	ONE Group Hospitality Inc.	14,056	93
	Hamilton Beach Brands Holding Co. Class A	7,791	91
*	Potbelly Corp.	19,904	90
*	VOXX International Corp. Class A	11,691	89
*	RumbleON Inc. Class B	5,260	89
*	Lands' End Inc.	11,262	87
*	Conn's Inc.	11,815	84
*	Inspirato Inc.	35,714	84
*	Cumulus Media Inc. Class A	11,766	83

		Shares	Market Value ($000)
*	Fiesta Restaurant Group Inc.	13,035	83
*	RealReal Inc.	54,992	82
*	Emerald Holding Inc.	24,384	82
	Bluegreen Vacations Holding Class A	4,972	82
[1]	Weber Inc. Class A	12,504	82
	Acme United Corp.	3,499	81
	Tile Shop Holdings Inc.	22,718	80
*	Legacy Housing Corp.	4,622	79
*	Arhaus Inc.	11,188	79
*	JAKKS Pacific Inc.	4,046	78
	Superior Group of Cos. Inc.	8,674	77
*	Lazydays Holdings Inc.	5,685	77
*	Harte Hanks Inc.	6,868	77
*	Cooper-Standard Holdings Inc.	12,960	76
*	Duluth Holdings Inc. Class B	10,724	76
	Escalade Inc.	7,622	76
*	Delta Apparel Inc.	5,376	75
*	Purple Innovation Inc. Class A	18,421	75
*	Red Robin Gourmet Burgers Inc.	10,926	74
*	XL Fleet Corp.	81,716	73
*	Turtle Beach Corp.	10,541	72
*	Biglari Holdings Inc. Class A	123	72
*	Lincoln Educational Services Corp.	13,255	72
	JOANN Inc.	10,928	72
	Lifetime Brands Inc.	10,315	70
*	Lakeland Industries Inc.	6,065	70
*	Ondas Holdings Inc.	18,924	70
*	Townsquare Media Inc. Class A	9,337	68
*	Barnes & Noble Education Inc.	27,832	67
*	F45 Training Holdings Inc.	21,692	67
*	Liberty TripAdvisor Holdings Inc. Class A	60,450	66
*	Superior Industries International Inc.	21,922	66
	Marine Products Corp.	7,669	65
*	ThredUP Inc. Class A	35,387	65
*	Vera Bradley Inc.	21,343	64
*	Selectquote Inc.	87,993	64
*	Outbrain Inc.	17,180	63
	Flexsteel Industries Inc.	3,943	62
*	Strattec Security Corp.	2,980	62
*	Nerdy Inc.	28,833	61
*	Red Cat Holdings Inc.	36,630	61
*	Reservoir Media Inc.	11,962	58
*	Lee Enterprises Inc.	3,230	57
	NL Industries Inc.	7,172	55
*	Carrols Restaurant Group Inc.	33,393	54
*	Owlet Inc.	49,876	53
*	Urban One Inc.	12,009	51
*	Drive Shack Inc.	79,336	49
*	Express Inc.	43,691	48
*	Fluent Inc.	35,496	48
*	XpresSpa Group Inc.	62,337	48
*	Traeger Inc.	16,967	48
*,1	Faraday Future Intelligent Electric Inc.	72,990	46
*	Lulu's Fashion Lounge Holdings Inc.	9,663	45
*	Chicken Soup For The Soul Entertainment Inc.	6,233	43
*	Rent the Runway Inc. Class A	19,110	42
*,1	Cinedigm Corp. Class A	105,017	41
*	Regis Corp.	39,526	40

		Shares	Market Value ($000)
*,1	Revlon Inc. Class A	7,776	40
*	Brilliant Earth Group Inc. Class A	6,975	40
*,1	Aterian Inc.	31,270	39
*	1847 Goedeker Inc.	73,266	38
*	BurgerFi International Inc.	14,006	36
*	Mesa Air Group Inc.	21,103	35
*	Audacy Inc. Class A	91,040	35
*	Nautilus Inc.	21,129	34
*	Solo Brands Inc. Class A	8,788	33
*	SRAX Inc. Class A	18,450	32
*	Kirkland's Inc.	10,411	31
*	Charles & Colvard Ltd.	31,847	31
	Ark Restaurants Corp.	1,632	30
*	Gaia Inc. Class A	11,846	29
	National CineMedia Inc.	43,312	28
*	Shift Technologies Inc.	38,395	27
*	Romeo Power Inc.	66,702	27
*	CuriosityStream Inc.	17,896	26
*,1	Koss Corp.	3,956	25
*,1	Arcimoto Inc.	16,751	23
*	Hall of Fame Resort & Entertainment Co.	37,453	21
*	CarLotz Inc.	53,316	16
*	Live Ventures Inc.	636	16
	Educational Development Corp.	5,856	14
*	HyreCar Inc.	13,151	12
*	J Jill Inc.	709	12
*	EBET Inc.	8,285	10
*	Aspen Group Inc.	20,450	8
*	iMedia Brands Inc.	11,820	8
*	Tuesday Morning Corp.	45,662	6
*,2	Zagg Inc. CVR	23,781	2
			3,574,272
Consumer Staples (5.7%)
	Procter & Gamble Co.	1,613,678	203,727
	PepsiCo Inc.	929,538	151,756
	Coca-Cola Co.	2,622,554	146,915
	Philip Morris International Inc.	1,046,891	86,902
	CVS Health Corp.	885,814	84,480
	Mondelez International Inc. Class A	923,276	50,623
	Altria Group Inc.	1,214,531	49,043
	Colgate-Palmolive Co.	562,511	39,516
	McKesson Corp.	97,083	32,996
	General Mills Inc.	402,642	30,846
	Archer-Daniels-Midland Co.	379,411	30,524
	Corteva Inc.	488,526	27,919
	Kimberly-Clark Corp.	228,845	25,754
	Sysco Corp.	344,665	24,371
	Constellation Brands Inc. Class A	97,085	22,298
	Hershey Co.	99,009	21,828
*	Monster Beverage Corp.	249,873	21,729
	Keurig Dr Pepper Inc.	574,825	20,590
	Kroger Co.	436,715	19,106
	Kraft Heinz Co.	539,114	17,979
	Walgreens Boots Alliance Inc.	497,400	15,618
	Brown-Forman Corp. Class B	218,435	14,541
	AmerisourceBergen Corp. Class A	105,092	14,222
	Tyson Foods Inc. Class A	195,838	12,912
	McCormick & Co. Inc.	170,581	12,157

		Shares	Market Value ($000)
	Kellogg Co.	172,890	12,043
	Church & Dwight Co. Inc.	163,228	11,661
	Clorox Co.	82,791	10,630
	Conagra Brands Inc.	323,454	10,554
	J M Smucker Co.	68,151	9,365
	Bunge Ltd.	103,722	8,564
	Hormel Foods Corp.	183,359	8,332
	Lamb Weston Holdings Inc.	96,832	7,493
*	Darling Ingredients Inc.	107,497	7,111
	Campbell Soup Co.	130,872	6,167
	Molson Coors Beverage Co. Class B	123,684	5,936
	Casey's General Stores Inc.	25,099	5,083
*	Performance Food Group Co.	103,949	4,465
*	US Foods Holding Corp	136,071	3,598
	Ingredion Inc.	41,940	3,377
*	Post Holdings Inc.	36,164	2,962
	Flowers Foods Inc.	119,880	2,960
	Albertsons Cos. Inc. Class A	107,227	2,666
*	Celsius Holdings Inc.	28,079	2,546
*	Hostess Brands Inc. Class A	92,596	2,152
*	Grocery Outlet Holding Corp.	59,378	1,977
*	Boston Beer Co. Inc. Class A	6,087	1,970
*	Sprouts Farmers Market Inc.	70,922	1,968
	Lancaster Colony Corp.	12,680	1,906
*	Simply Good Foods Co.	58,266	1,864
	Brown-Forman Corp. Class A	26,434	1,786
*	BellRing Brands Inc.	86,416	1,781
	WD-40 Co.	8,928	1,569
*	TreeHouse Foods Inc.	36,820	1,562
*	Freshpet Inc.	30,044	1,505
*	Herbalife Nutrition Ltd.	73,198	1,456
	Cal-Maine Foods Inc.	25,985	1,444
*	United Natural Foods Inc.	38,446	1,321
	Edgewell Personal Care Co.	34,283	1,282
	Coca-Cola Consolidated Inc.	3,058	1,259
	Primo Water Corp.	99,472	1,248
	Energizer Holdings Inc.	49,285	1,239
	Nu Skin Enterprises Inc. Class A	32,408	1,081
	Spectrum Brands Holdings Inc.	27,501	1,073
	MGP Ingredients Inc.	10,056	1,068
*	Hain Celestial Group Inc.	62,284	1,051
	J & J Snack Foods Corp.	7,425	961
	Reynolds Consumer Products Inc.	33,816	880
*	Beauty Health Co.	72,904	860
	Medifast Inc.	7,795	845
[1]	B&G Foods Inc.	49,858	822
	Ingles Markets Inc. Class A	10,132	803
	Weis Markets Inc.	10,664	760
	Vector Group Ltd.	85,562	754
*	Pilgrim's Pride Corp.	32,598	750
	Universal Corp.	15,569	717
	Utz Brands Inc.	45,503	687
	SpartanNash Co.	22,503	653
*	Chefs' Warehouse Inc.	22,429	650
	Andersons Inc.	20,676	642
*	Olaplex Holdings Inc.	66,359	634
	Fresh Del Monte Produce Inc.	24,940	580
	National Beverage Corp.	14,831	572

		Shares	Market Value ($000)
	Seaboard Corp.	164	558
*,1	Beyond Meat Inc.	38,167	541
	John B Sanfilippo & Son Inc.	6,253	474
*,1	Veru Inc.	39,389	454
*	USANA Health Sciences Inc.	7,790	437
*	Duckhorn Portfolio Inc.	29,525	426
*	Sovos Brands Inc.	23,963	341
	Calavo Growers Inc.	10,546	335
	ACCO Brands Corp.	64,127	314
*	Mission Produce Inc.	21,489	311
	Tootsie Roll Industries Inc.	9,182	306
	PetMed Express Inc.	14,496	283
	Turning Point Brands Inc.	11,917	253
*	Vital Farms Inc.	20,043	240
*,1	BRC Inc. Class A	27,699	214
*	Seneca Foods Corp. Class A	4,151	209
*	Benson Hill Inc.	76,425	209
*,1	Vita Coco Co. Inc.	16,733	191
*	Rite Aid Corp.	37,698	187
*	Landec Corp.	19,810	176
	Limoneira Co.	12,875	170
	Village Super Market Inc. Class A	7,132	138
	ProPhase Labs Inc.	12,254	138
*,1	Tattooed Chef Inc.	27,167	135
*	GrowGeneration Corp.	35,962	126
*	Honest Co. Inc.	33,940	119
*	22nd Century Group Inc.	124,979	116
*	Whole Earth Brands Inc.	29,083	112
	Oil-Dri Corp. of America	4,396	106
*	PLBY Group Inc.	26,318	106
*	HF Foods Group Inc.	23,456	91
*,1	AppHarvest Inc.	43,890	86
	Natural Grocers by Vitamin Cottage Inc.	7,685	83
	Alico Inc.	2,955	83
*	Nature's Sunshine Products Inc.	8,283	68
*	Farmer Bros Co.	11,334	53
*,1	Blue Apron Holdings Inc. Class A	8,341	48
*	Zevia PBC Class A	9,474	41
*,1	Local Bounti Corp.	14,573	41
	Lifevantage Corp.	10,023	38
*	AquaBounty Technologies Inc.	42,194	33
*	Alkaline Water Co. Inc.	90,909	31
*	Bridgford Foods Corp.	1,495	21
*	MedAvail Holdings Inc.	20,325	16
*	S&W Seed Co.	18,009	13
*	Laird Superfood Inc.	6,085	11
*,1	Greenlane Holdings Inc.	4,285	7
			1,358,486
Energy (4.8%)
	Exxon Mobil Corp.	2,810,861	245,416
	Chevron Corp.	1,188,447	170,744
	ConocoPhillips	859,684	87,980
	EOG Resources Inc.	396,743	44,328
	Schlumberger NV	955,879	34,316
	Marathon Petroleum Corp.	336,142	33,389
	Pioneer Natural Resources Co.	153,245	33,182
	Occidental Petroleum Corp.	472,374	29,027
	Valero Energy Corp.	266,246	28,448

		Shares	Market Value ($000)
	Cheniere Energy Inc.	169,257	28,081
	Devon Energy Corp.	443,018	26,639
	Phillips 66	324,909	26,227
*	Enphase Energy Inc.	91,614	25,420
	Williams Cos. Inc.	822,633	23,552
	Kinder Morgan Inc.	1,293,688	21,527
	Hess Corp.	189,603	20,665
	ONEOK Inc.	303,624	15,558
	Diamondback Energy Inc.	120,963	14,571
	Baker Hughes Co. Class A	690,346	14,470
	Halliburton Co.	548,978	13,516
	Coterra Energy Inc.	512,806	13,395
	Marathon Oil Corp.	454,254	10,257
	Targa Resources Corp.	155,646	9,392
	EQT Corp.	227,263	9,261
*	First Solar Inc.	65,042	8,603
*	Plug Power Inc.	388,450	8,161
	Ovintiv Inc. (XNYS)	170,051	7,822
	APA Corp.	218,546	7,472
	Texas Pacific Land Corp.	4,156	7,386
	Chesapeake Energy Corp.	77,098	7,263
*	Antero Resources Corp.	184,848	5,643
	HF Sinclair Corp.	101,934	5,488
*	Southwestern Energy Co.	743,895	4,553
	NOV Inc.	262,836	4,253
	Range Resources Corp.	167,962	4,243
	PDC Energy Inc.	64,598	3,733
	Matador Resources Co.	74,719	3,655
	Chord Energy Corp.	26,528	3,628
	Murphy Oil Corp.	99,128	3,486
	DTE Midstream LLC	64,744	3,360
	SM Energy Co.	81,129	3,051
*	Denbury Inc.	31,403	2,709
	ChampionX Corp.	136,487	2,671
*	PBF Energy Inc. Class A	72,694	2,556
*,1	ChargePoint Holdings Inc.	171,050	2,525
	Continental Resources Inc.	36,490	2,438
	Helmerich & Payne Inc.	62,767	2,321
	Magnolia Oil & Gas Corp. Class A	115,067	2,280
	Equitrans Midstream Corp.	295,635	2,211
	Antero Midstream Corp.	227,553	2,089
	California Resources Corp.	51,032	1,961
	Civitas Resources Inc.	34,070	1,955
*	CNX Resources Corp.	124,331	1,931
*	Peabody Energy Corp.	77,205	1,916
	Arcosa Inc.	32,229	1,843
	Patterson-UTI Energy Inc.	147,460	1,722
	Cactus Inc. Class A	41,585	1,598
*	Array Technologies Inc.	94,921	1,574
*	Weatherford International plc	48,094	1,553
	New Fortress Energy Inc. Class A	34,789	1,521
	Arch Resources Inc.	12,379	1,468
*	Callon Petroleum Co.	41,338	1,447
*	Ameresco Inc. Class A	21,746	1,446
*	Liberty Energy Inc. Class A	108,151	1,371
*	SunPower Corp.	58,871	1,356
*	Stem Inc.	100,623	1,342
	Alpha Metallurgical Resources Inc.	9,800	1,341

		Shares	Market Value ($000)
	Delek US Holdings Inc.	48,162	1,307
	Northern Oil and Gas Inc.	44,771	1,227
	Enviva Inc.	19,768	1,187
	CONSOL Energy Inc.	17,835	1,147
*	Green Plains Inc.	37,690	1,096
*	Comstock Resources Inc.	63,137	1,092
*	Transocean Ltd. (XNYS)	438,229	1,082
*	NexTier Oilfield Solutions Inc.	141,008	1,043
	Warrior Met Coal Inc.	35,534	1,011
	World Fuel Services Corp.	40,140	941
*	Permian resources Corp.	135,644	922
*	Shoals Technologies Group Inc. Class A	42,162	909
	Brigham Minerals Inc. Class A	35,821	884
*	FuelCell Energy Inc.	259,196	884
	Noble Corp. plc	28,059	830
*	Tellurian Inc.	346,130	827
*	NOW Inc.	70,580	709
*	Talos Energy Inc.	42,572	709
*	Montauk Renewables Inc.	38,927	679
*	Gulfport Energy Corp.	7,664	677
*	Laredo Petroleum Inc.	10,667	670
*	Nabors Industries Ltd. (XNYS)	6,341	643
	Archrock Inc.	99,777	641
*	Tidewater Inc.	28,999	629
*	Par Pacific Holdings Inc.	35,804	588
	CVR Energy Inc.	19,053	552
*	Earthstone Energy Inc. Class A	44,140	544
*	Oceaneering International Inc.	66,532	530
*	ProPetro Holding Corp.	59,089	476
*	Dril-Quip Inc.	23,960	468
*	Diamond Offshore Drilling Inc.	69,498	461
	Core Laboratories NV	32,248	435
*	RPC Inc.	61,215	424
	Ranger Oil Corp. Class A	12,468	392
*	MRC Global Inc.	54,151	389
*	Helix Energy Solutions Group Inc.	98,673	381
*	Solid Power Inc.	71,191	374
*	Gevo Inc.	161,777	369
*,1	EVgo Inc.	45,864	363
*	W&T Offshore Inc.	60,181	353
*	Bristow Group Inc.	14,607	343
*	SandRidge Energy Inc.	20,819	340
	Kinetik Holdings Inc. Class A	10,258	334
	SunCoke Energy Inc.	56,539	329
	Crescent Energy Inc. Class A	23,490	316
*	Centrus Energy Corp. Class A	7,633	313
*	REX American Resources Corp.	11,214	313
*	Fluence Energy Inc.	20,728	302
*	TETRA Technologies Inc.	81,233	292
	Berry Corp.	37,707	283
*	SilverBow Resources Inc.	10,473	282
*	TPI Composites Inc.	25,015	282
*	Select Energy Services Inc. Class A	40,320	281
*	NextDecade Corp.	41,618	251
*	DMC Global Inc.	13,419	214
*,1	Heliogen Inc.	113,216	211
	Solaris Oilfield Infrastructure Inc. Class A	20,364	191
*	Amplify Energy Corp.	28,902	190

		Shares	Market Value ($000)
	VAALCO Energy Inc.	38,474	168
	Sitio Royalties Corp.	7,585	168
	NACCO Industries Inc. Class A	3,559	167
*	ProFrac Holding Corp. Class A	10,613	161
*	Oil States International Inc.	41,067	160
	Evolution Petroleum Corp.	22,455	156
	Ramaco Resources Inc.	15,478	142
*	Ring Energy Inc.	58,009	135
*	Aemetis Inc.	19,744	121
*	Hallador Energy Co.	21,432	120
*	Newpark Resources Inc.	47,154	119
*	ESS Tech Inc.	27,503	113
*	Natural Gas Services Group Inc.	10,759	108
*	SEACOR Marine Holdings Inc.	18,771	106
*,1	374Water Inc.	36,504	103
*,1	FTC Solar Inc.	33,881	100
*	Ranger Energy Services Inc.	9,731	95
	Epsilon Energy Ltd.	14,306	90
*	American Superconductor Corp.	19,441	85
*	Forum Energy Technologies Inc.	3,991	85
*	Matrix Service Co.	20,138	83
*,1	Volta Inc.	68,392	83
*	Empire Petroleum Corp.	5,806	76
*	American Resources Corp. Class A	26,674	71
*,1	Beam Global	5,797	71
*	Battalion Oil Corp.	5,921	70
*	Ideal Power Inc.	6,716	70
*	Flotek Industries Inc.	66,667	67
*,1	Sunworks Inc.	21,967	61
*	Exterran Corp.	12,208	51
*	Geospace Technologies Corp.	11,189	49
*	Advent Technologies Holdings Inc.	15,880	49
*	Gulf Island Fabrication Inc.	10,847	45
	Adams Resources & Energy Inc.	1,512	45
	PHX Minerals Inc.	13,226	43
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,112	38
*	Ocean Power Technologies Inc.	41,515	34
*,1	Camber Energy Inc.	169,171	33
*	Ecoark Holdings Inc.	21,097	27
*	Capstone Green Energy Corp.	13,423	24
*	MIND Technology Inc.	829	1
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,157,811
Financials (11.4%)
*	Berkshire Hathaway Inc. Class B	1,117,168	298,306
	JPMorgan Chase & Co.	1,977,414	206,640
	Bank of America Corp.	4,604,327	139,051
	Wells Fargo & Co.	2,558,347	102,897
	Charles Schwab Corp.	1,043,401	74,989
	S&P Global Inc.	224,840	68,655
	Morgan Stanley	868,007	68,581
	Goldman Sachs Group Inc.	229,861	67,361
	BlackRock Inc.	96,753	53,241
	Citigroup Inc.	1,240,414	51,688
	Marsh & McLennan Cos. Inc.	336,574	50,247
	Chubb Ltd.	267,313	48,619
	Progressive Corp.	395,069	45,911
	CME Group Inc.	242,583	42,969

		Shares	Market Value ($000)
	PNC Financial Services Group Inc.	276,537	41,320
	Blackstone Inc.	473,395	39,623
	Truist Financial Corp.	896,233	39,022
	US Bancorp	903,851	36,443
	Aon plc Class A (XNYS)	135,422	36,275
	Intercontinental Exchange Inc.	377,035	34,065
	Moody's Corp.	105,242	25,585
	Travelers Cos. Inc.	160,011	24,514
	MetLife Inc.	402,706	24,476
	American International Group Inc.	512,864	24,351
	Arthur J Gallagher & Co.	141,957	24,306
	Allstate Corp.	183,004	22,789
	MSCI Inc. Class A	51,794	21,846
	Prudential Financial Inc.	251,588	21,581
	Aflac Inc.	382,680	21,507
	M&T Bank Corp.	118,812	20,949
	Bank of New York Mellon Corp.	490,450	18,892
	KKR & Co. Inc.	438,770	18,867
	Ameriprise Financial Inc.	73,138	18,427
	Discover Financial Services	185,125	16,832
	First Republic Bank	123,832	16,166
	T Rowe Price Group Inc.	153,188	16,086
	Willis Towers Watson plc	74,472	14,964
	Fifth Third Bancorp	467,925	14,955
	State Street Corp.	237,511	14,443
*	Berkshire Hathaway Inc. Class A	34	13,820
*	SVB Financial Group	40,360	13,552
	Hartford Financial Services Group Inc.	216,752	13,426
	Nasdaq Inc.	232,899	13,201
	Huntington Bancshares Inc.	982,303	12,947
	Raymond James Financial Inc.	130,442	12,890
	Regions Financial Corp.	628,949	12,623
	Principal Financial Group Inc.	168,974	12,191
	Broadridge Financial Solutions Inc.	79,549	11,480
	Citizens Financial Group Inc.	333,589	11,462
	Northern Trust Corp.	133,268	11,402
	LPL Financial Holdings Inc.	50,970	11,136
*	Arch Capital Group Ltd.	237,343	10,809
	Apollo Global Management Inc.	231,379	10,759
	FactSet Research Systems Inc.	25,729	10,294
	KeyCorp.	637,094	10,206
*	Markel Corp.	8,718	9,452
	Cincinnati Financial Corp.	103,128	9,237
	Brown & Brown Inc.	152,076	9,198
	W R Berkley Corp.	134,199	8,667
	Cboe Global Markets Inc.	71,974	8,448
	First Horizon Corp.	361,996	8,290
*	Alleghany Corp.	8,674	7,281
	Everest Re Group Ltd.	26,497	6,954
	Loews Corp.	139,459	6,951
	Equitable Holdings Inc.	261,609	6,893
	First Citizens BancShares Inc. Class A	8,189	6,530
	Fidelity National Financial Inc.	178,594	6,465
	Comerica Inc.	89,994	6,399
	Signature Bank	42,161	6,366
	East West Bancorp Inc.	94,723	6,360
*,1	Coinbase Global Inc. Class A	95,044	6,129
	Ares Management Corp. Class A	98,490	6,101

		Shares	Market Value ($000)
	American Financial Group Inc.	49,239	6,053
	Globe Life Inc.	58,585	5,841
	Reinsurance Group of America Inc.	44,867	5,645
	MarketAxess Holdings Inc.	24,044	5,350
	Webster Financial Corp.	118,077	5,337
	Assurant Inc.	36,365	5,283
	Zions Bancorp NA	101,587	5,167
	Cullen/Frost Bankers Inc.	39,058	5,164
	Ally Financial Inc.	185,496	5,162
	Annaly Capital Management, Inc.	294,089	5,047
	Commerce Bancshares Inc.	72,870	4,821
	Lincoln National Corp.	103,452	4,543
	Western Alliance Bancorp	68,887	4,529
	Unum Group	114,786	4,454
	Carlyle Group Inc.	168,459	4,353
	Interactive Brokers Group Inc. Class A	65,621	4,194
	Invesco Ltd.	305,454	4,185
	Tradeweb Markets Inc. Class A	74,080	4,180
	RenaissanceRe Holdings Ltd.	29,427	4,131
	SEI Investments Co.	83,369	4,089
	SouthState Corp.	50,774	4,017
	Prosperity Bancshares Inc.	59,673	3,979
	Voya Financial Inc.	65,738	3,977
	Pinnacle Financial Partners Inc.	48,988	3,973
	Franklin Resources Inc.	183,363	3,946
	First Financial Bankshares Inc.	93,684	3,919
	Old Republic International Corp.	187,004	3,914
	Erie Indemnity Co. Class A	17,418	3,872
*	Robinhood Markets Inc. Class A	382,436	3,863
	Kinsale Capital Group Inc.	14,535	3,713
	Glacier Bancorp Inc.	75,267	3,698
	Morningstar Inc.	17,187	3,649
	Popular Inc.	50,206	3,618
	Starwood Property Trust Inc.	197,903	3,606
	Stifel Financial Corp.	68,062	3,533
	Synovus Financial Corp.	92,496	3,470
	Selective Insurance Group Inc.	41,056	3,342
	Wintrust Financial Corp.	40,841	3,331
	United Bankshares Inc.	91,710	3,279
	Old National Bancorp	196,353	3,234
	Jefferies Financial Group Inc.	109,062	3,217
	Primerica Inc.	25,317	3,125
	Valley National Bancorp	287,749	3,108
	Cadence Bank	122,281	3,107
	First American Financial Corp.	66,652	3,073
	Affiliated Managers Group Inc.	26,978	3,017
	Bank OZK	75,330	2,980
	Home BancShares Inc.	131,810	2,967
	AGNC Investment Corp.	351,514	2,960
	RLI Corp.	28,683	2,937
	Hanover Insurance Group Inc.	21,836	2,798
	FNB Corp.	238,918	2,771
	ServisFirst Bancshares Inc.	33,378	2,670
	Blue Owl Capital Inc. Class A	282,480	2,607
	MGIC Investment Corp.	201,477	2,583
	New York Community Bancorp Inc.	296,726	2,531
	Axis Capital Holdings Ltd.	51,167	2,515
	Blackstone Mortgage Trust Inc. Class A	107,589	2,511

		Shares	Market Value ($000)
	Umpqua Holdings Corp.	146,425	2,502
	Houlihan Lokey Inc. Class A	32,875	2,478
	Hancock Whitney Corp.	53,649	2,458
	First Interstate BancSystem Inc. Class A	60,900	2,457
	Essent Group Ltd.	69,836	2,435
*,1	SoFi Technologies Inc.	497,897	2,430
	White Mountains Insurance Group Ltd.	1,840	2,398
	SLM Corp.	167,837	2,348
*	Ryan Specialty Holdings Inc.	56,899	2,311
	Lazard Ltd. Class A	72,319	2,302
	CVB Financial Corp.	89,568	2,268
	Rithm Capital Corp.	308,500	2,258
	United Community Banks Inc.	67,089	2,221
	WSFS Financial Corp.	47,072	2,187
	UMB Financial Corp.	25,928	2,185
	Independent Bank Corp. (XNGS)	29,129	2,171
	OneMain Holdings Inc.	73,556	2,171
*	Brighthouse Financial Inc.	49,493	2,149
	Community Bank System Inc.	35,689	2,144
	First Hawaiian Inc.	85,011	2,094
	Eastern Bankshares Inc.	106,600	2,094
	Radian Group Inc.	107,062	2,065
	Ameris Bancorp	45,155	2,019
*	Texas Capital Bancshares Inc.	34,090	2,012
	Bank of Hawaii Corp.	26,327	2,004
	Pacific Premier Bancorp Inc.	63,789	1,975
*	Credit Acceptance Corp.	4,395	1,925
	Associated Banc-Corp.	95,065	1,909
	Assured Guaranty Ltd.	39,374	1,908
	Federated Hermes Inc.	57,229	1,895
	FirstCash Holdings Inc.	25,482	1,869
	Janus Henderson Group plc	90,229	1,833
	Cathay General Bancorp	47,646	1,832
	Simmons First National Corp. Class A	83,394	1,817
	PacWest Bancorp	79,171	1,789
	Walker & Dunlop Inc.	21,323	1,785
*	Mr Cooper Group Inc.	43,609	1,766
	BankUnited Inc.	51,659	1,765
	Fulton Financial Corp.	110,430	1,745
	Kemper Corp.	41,889	1,728
	American Equity Investment Life Holding Co.	46,226	1,724
	Evercore Inc. Class A	20,670	1,700
	First BanCorp. (XNYS)	123,738	1,693
	BOK Financial Corp.	18,391	1,634
	International Bancshares Corp.	37,827	1,608
	First Merchants Corp.	40,486	1,566
	Atlantic Union Bankshares Corp.	50,023	1,520
	Columbia Banking System Inc.	52,337	1,512
*	Silvergate Capital Corp. Class A	20,036	1,510
	Independent Bank Group Inc.	23,889	1,467
*	Trupanion Inc.	24,296	1,444
	Jackson Financial Inc. Class A	51,599	1,432
	CNO Financial Group Inc.	78,632	1,413
	Moelis & Co. Class A	41,667	1,409
	Banner Corp.	23,079	1,363
	Washington Federal Inc.	44,892	1,346
	Virtu Financial Inc. Class A	64,437	1,338
	Stock Yards Bancorp Inc.	19,270	1,311

		Shares	Market Value ($000)
*	Palomar Holdings Inc.	15,554	1,302
	Hamilton Lane Inc. Class A	21,660	1,291
	WesBanco Inc.	38,638	1,289
	Seacoast Banking Corp. of Florida	42,294	1,279
	First Financial Bancorp	58,468	1,232
	Arbor Realty Trust Inc.	106,451	1,224
*	Genworth Financial Inc. Class A	346,790	1,214
	Park National Corp.	9,719	1,210
*	Axos Financial Inc.	35,161	1,204
	Towne Bank	44,853	1,203
	Piper Sandler Cos.	11,465	1,201
*	Enstar Group Ltd.	7,014	1,189
	Artisan Partners Asset Management Inc. Class A	43,471	1,171
	Renasant Corp.	37,059	1,159
	TPG Inc.	41,360	1,151
	Flagstar Bancorp Inc.	34,150	1,141
	Lakeland Financial Corp.	15,534	1,131
*	NMI Holdings Inc. Class A	55,188	1,124
	Trustmark Corp.	36,658	1,123
	Northwest Bancshares Inc.	81,861	1,106
	BancFirst Corp.	11,959	1,070
	NBT Bancorp Inc.	27,682	1,051
	Navient Corp.	71,029	1,043
*	Cannae Holdings Inc.	50,250	1,038
*	Focus Financial Partners Inc. Class A	32,668	1,029
	Heartland Financial USA Inc.	23,470	1,018
	Sandy Spring Bancorp Inc.	28,706	1,012
*	BRP Group Inc. Class A	38,283	1,009
	Cohen & Steers Inc.	15,906	996
	Hope Bancorp Inc.	78,564	993
	PJT Partners Inc. Class A	14,780	988
*	StoneX Group Inc.	11,916	988
	Eagle Bancorp Inc.	21,788	977
	Enterprise Financial Services Corp.	21,865	963
[1]	Claros Mortgage Trust Inc.	79,885	938
*,1	Upstart Holdings Inc.	44,843	932
	Horace Mann Educators Corp.	26,197	924
	Westamerica BanCorp.	17,673	924
	Provident Financial Services Inc.	47,282	922
	FB Financial Corp.	23,950	915
	Veritex Holdings Inc.	34,055	906
	PennyMac Financial Services Inc.	20,848	894
	TriCo Bancshares	19,340	864
	First Bancorp (XNGS)	23,471	859
*	Corebridge Financial Inc.	43,271	852
	OFG Bancorp	33,793	849
	StepStone Group Inc. Class A	34,477	845
	City Holding Co.	9,521	844
	Chimera Investment Corp.	157,438	822
*	PRA Group Inc.	25,009	822
	Berkshire Hills Bancorp Inc.	29,869	815
	Safety Insurance Group Inc.	9,855	804
*	Triumph Bancorp Inc.	14,784	803
*,1	Marathon Digital Holdings Inc.	74,868	802
	First Commonwealth Financial Corp.	62,287	800
	Apollo Commercial Real Estate Finance Inc.	96,220	799
	Stewart Information Services Corp.	18,263	797
	Two Harbors Investment Corp.	237,175	787

		Shares	Market Value ($000)
	Southside Bancshares Inc.	21,385	756
	PennyMac Mortgage Investment Trust	63,757	751
	S&T Bancorp Inc.	25,485	747
	National Bank Holdings Corp. Class A	20,135	745
*,1	Riot Blockchain Inc.	105,831	742
	Virtus Investment Partners Inc.	4,650	742
	Compass Diversified Holdings	41,066	742
*	LendingClub Corp.	66,705	737
*	Encore Capital Group Inc.	15,916	724
	OceanFirst Financial Corp.	38,025	709
	Hilltop Holdings Inc.	28,388	705
	Ready Capital Corp.	69,565	705
	ProAssurance Corp.	35,652	696
	Capitol Federal Financial Inc.	83,506	693
*	Bancorp Inc.	31,423	691
	BGC Partners Inc. Class A	218,575	686
	Ladder Capital Corp. Class A	76,036	681
	First Busey Corp.	30,936	680
	German American Bancorp Inc.	18,387	657
	Cowen Inc. Class A	16,915	654
	Preferred Bank	10,016	653
	Live Oak Bancshares Inc.	21,107	646
	Lakeland Bancorp Inc.	40,156	643
*	Customers Bancorp Inc.	21,607	637
	Franklin BSP Realty Trust Inc. REIT	59,164	637
	Premier Financial Corp.	24,679	634
*	MoneyGram International Inc.	60,826	633
	ARMOUR Residential REIT Inc.	129,689	632
	Dime Community Bancshares Inc.	21,596	632
	Federal Agricultural Mortgage Corp. Class C	6,307	625
*,1	Lemonade Inc.	29,352	622
	Pathward Financial Inc.	18,572	612
*	Enova International Inc.	20,806	609
	First Foundation Inc.	33,535	608
	AMERISAFE Inc.	12,816	599
	Tompkins Financial Corp.	8,236	598
	Employers Holdings Inc.	17,049	588
	Heritage Financial Corp.	21,778	576
*	Nicolet Bankshares Inc.	8,011	564
	James River Group Holdings Ltd.	24,738	564
	ConnectOne Bancorp Inc.	24,205	558
	Allegiance Bancshares Inc.	13,257	552
	MFA Financial Inc. REIT	70,543	549
	New York Mortgage Trust Inc.	233,659	547
*	Blucora Inc.	28,095	543
	Brookline Bancorp Inc.	46,630	543
	Origin Bancorp Inc.	13,987	538
	KKR Real Estate Finance Trust Inc.	32,945	535
*	Columbia Financial Inc.	25,194	532
	Peoples Bancorp Inc.	18,135	525
	QCR Holdings Inc.	10,278	524
	Banc of California Inc.	32,726	523
	TFS Financial Corp.	39,589	515
	United Fire Group Inc.	17,731	509
	B Riley Financial Inc.	11,399	507
	Washington Trust Bancorp Inc.	10,901	507
	Mercury General Corp.	17,747	504
	iStar Inc.	53,957	500

		Shares	Market Value ($000)
	Nelnet Inc. Class A	6,246	495
[1]	Rocket Cos. Inc. Class A	77,800	492
	Amerant Bancorp Inc.	19,654	488
	Enact Holdings Inc.	21,697	481
*	Open Lending Corp. Class A	59,423	478
	First Bancorp Inc. (XNMS)	15,859	474
	Redwood Trust Inc.	81,182	466
	Hanmi Financial Corp.	19,616	464
	Bank First Corp.	5,881	450
	Camden National Corp.	10,369	442
	Argo Group International Holdings Ltd.	22,697	437
*	Metropolitan Bank Holding Corp.	6,652	428
	Great Southern Bancorp Inc.	7,474	427
	Northfield Bancorp Inc.	29,814	427
*	Goosehead Insurance Inc. Class A	11,886	424
	Heritage Commerce Corp.	37,367	424
	Univest Financial Corp.	17,983	422
	Broadmark Realty Capital Inc.	82,276	420
	Ellington Financial Inc.	36,623	416
	Kearny Financial Corp.	39,184	416
	Horizon Bancorp Inc.	22,909	411
	Old Second Bancorp Inc.	31,470	411
	WisdomTree Investments Inc.	87,812	411
	HarborOne Bancorp Inc.	30,455	409
	First Mid Bancshares Inc.	12,765	408
*	Oscar Health Inc. Class A	81,706	408
	Flushing Financial Corp.	20,973	406
	Community Trust Bancorp Inc.	9,971	404
	Brightspire Capital Inc. Class A	61,010	385
*	Ambac Financial Group Inc.	29,552	377
	Cambridge Bancorp	4,727	377
	Victory Capital Holdings Inc. Class A	15,703	366
	TrustCo Bank Corp. NY	11,528	362
	HomeStreet Inc.	12,531	361
*	CrossFirst Bankshares Inc.	27,698	361
	Amalgamated Financial Corp.	16,023	361
	Diamond Hill Investment Group Inc.	2,183	360
	Peapack-Gladstone Financial Corp.	10,493	353
	Brightsphere Investment Group Inc.	23,285	347
*	Assetmark Financial Holdings Inc.	18,764	343
	Byline Bancorp Inc.	16,831	341
	Business First Bancshares Inc.	15,762	339
	Stellar Bancorp Inc.	11,504	336
	Central Pacific Financial Corp.	16,183	335
	Midland States Bancorp Inc.	14,003	330
	First Financial Corp.	7,285	329
*	Clearwater Analytics Holdings Inc. Class A	18,871	317
	HomeTrust Bancshares Inc.	14,072	311
*	CBL & Associates Properties Inc.	12,130	311
	Mercantile Bank Corp.	10,446	310
*	Coastal Financial Corp.	7,793	310
*	SiriusPoint Ltd.	61,350	304
	Dynex Capital Inc.	25,907	302
*	EZCorp. Inc. Class A	38,810	299
	Bank of Marin Bancorp	9,824	294
	TPG RE Finance Trust Inc.	41,064	287
*	MBIA Inc.	30,978	285
	NexPoint Diversified Real	22,210	279

		Shares	Market Value ($000)
	First Community Bankshares Inc.	8,565	274
	P10 Inc. Class A	25,496	268
	Alerus Financial Corp.	12,077	267
	Bar Harbor Bankshares	9,895	262
	CNB Financial Corp.	11,120	262
	Merchants Bancorp	11,200	258
	Independent Bank Corp.	13,430	257
*	Bridgewater Bancshares Inc.	15,252	251
	SmartFinancial Inc.	10,103	250
	Citizens & Northern Corp.	10,308	249
	Waterstone Financial Inc.	15,293	247
	Capital City Bank Group Inc.	7,891	245
	First of Long Island Corp.	14,231	245
	Metrocity Bankshares Inc.	12,490	245
	Arrow Financial Corp.	8,460	244
	Peoples Financial Services Corp.	5,056	237
	Equity Bancshares Inc. Class A	7,957	236
	First Internet Bancorp	6,960	236
*	Southern First Bancshares Inc.	5,656	236
	American National Bankshares Inc.	7,342	235
	Southern Missouri Bancorp Inc.	4,591	234
	Hingham Institution for Savings	923	232
	Civista Bancshares Inc.	11,120	231
	Mid Penn Bancorp Inc.	8,011	230
	GCM Grosvenor Inc. Class A	29,149	230
	Farmers National Banc Corp.	17,371	227
	National Western Life Group Inc. Class A	1,325	226
	Invesco Mortgage Capital REIT	20,298	225
	Farmers & Merchants Bancorp Inc.	8,192	220
	Granite Point Mortgage Trust Inc.	34,021	219
*	Blue Foundry Bancorp	19,670	219
	Capstar Financial Holdings Inc.	11,382	211
	MidWestOne Financial Group Inc.	7,622	208
	RBB Bancorp	10,024	208
*	World Acceptance Corp.	2,153	208
[1]	Orchid Island Capital Inc.	25,262	207
	Financial Institutions Inc.	8,542	206
*	Professional Holding Corp. Class A	7,960	206
	Sierra Bancorp	10,371	205
*	Carter Bankshares Inc.	12,707	205
	Macatawa Bank Corp.	22,021	204
	Republic Bancorp Inc. Class A	5,300	203
	Primis Financial Corp.	16,733	203
	Universal Insurance Holdings Inc.	20,437	201
	Enterprise Bancorp Inc.	6,660	199
	MVB Financial Corp.	7,102	198
	1st Source Corp.	4,239	196
	John Marshall Bancorp Inc.	7,930	195
	HCI Group Inc.	4,916	193
	Tiptree Inc.	17,754	191
	Northrim BanCorp Inc.	4,505	187
	AFC Gamma Inc.	12,195	187
	Shore Bancshares Inc.	10,622	184
	West BanCorp. Inc.	8,776	183
	Oppenheimer Holdings Inc. Class A	5,883	182
[1]	Chicago Atlantic Real Estate Finance Inc.	12,398	179
[1]	UWM Holdings Corp.	60,612	178
*	LendingTree Inc.	7,381	176

		Shares	Market Value ($000)
	South Plains Financial Inc.	6,388	176
*	Ponce Financial Group Inc.	18,887	173
	PCB Bancorp	9,463	171
	Orrstown Financial Services Inc.	7,126	170
	Five Star Bancorp	5,975	169
	Regional Management Corp.	5,980	168
	Perella Weinberg Partners Class A	25,929	164
	Esquire Financial Holdings Inc.	4,353	163
	Guaranty Bancshares Inc.	4,660	161
	BCB Bancorp Inc.	9,445	159
	BayCom Corp.	9,049	159
	Investar Holding Corp.	7,982	159
	Timberland Bancorp Inc.	5,735	159
	Investors Title Co.	1,118	158
	Hippo Holdings Inc.	8,539	158
*	Hagerty Inc. Class A	17,303	156
	First Bancorp Inc. (XNGS)	5,583	154
*	Third Coast Bancshares Inc.	8,955	153
	Summit Financial Group Inc.	5,649	152
	FS Bancorp Inc.	5,528	151
	ESSA Bancorp Inc.	7,596	147
*	Ocwen Financial Corp.	6,300	147
	Home Bancorp Inc.	3,743	146
	PCSB Financial Corp.	8,158	146
	Greene County Bancorp Inc.	2,548	146
	Colony Bankcorp Inc.	11,165	145
	Codorus Valley Bancorp Inc.	7,652	144
	Northeast Community Bancorp Inc.	11,548	143
	Community Financial Corp.	4,110	141
	Northeast Bank	3,845	141
	First Business Financial Services Inc.	4,292	139
*	First Western Financial Inc.	5,599	138
	MainStreet Bancshares Inc.	5,879	134
	Parke Bancorp Inc.	6,244	131
	Red River Bancshares Inc.	2,646	131
	Evans Bancorp Inc.	3,554	130
	Great Ajax Corp.	17,359	130
	Penns Woods Bancorp Inc.	5,670	130
*	FVCBankcorp Inc.	6,717	129
	Riverview Bancorp Inc.	20,193	128
*	Greenlight Capital Re Ltd. Class A	17,246	128
	ChoiceOne Financial Services Inc.	5,893	128
	Middlefield Banc Corp.	4,658	126
	Capital Bancorp Inc.	5,450	126
	Blue Ridge Bankshares Inc.	9,916	126
	Southern States Bancshares Inc.	4,587	125
	Meridian Corp.	4,236	124
	National Bankshares Inc.	3,647	123
	C&F Financial Corp.	2,281	122
	First Bank	8,936	122
	Territorial Bancorp Inc.	6,581	122
	LCNB Corp.	7,580	120
	FNCB Bancorp Inc.	15,952	120
*	California BanCorp.	5,914	120
*	Citizens Inc. Class A	35,558	119
	Western New England Bancorp Inc.	14,481	118
	ACNB Corp.	3,936	118
	Chemung Financial Corp.	2,801	117

		Shares	Market Value ($000)
	Provident Bancorp Inc.	8,209	117
	Donegal Group Inc. Class A	8,568	116
	Plumas Bancorp	4,045	115
*,1	Bakkt Holdings Inc.	50,567	115
	Sculptor Capital Management Inc. Class A	12,930	114
	Central Valley Community Bancorp	6,312	112
	First Community Corp.	6,423	112
	Bank of Princeton	3,849	109
	Salisbury Bancorp Inc.	4,464	107
	Norwood Financial Corp.	3,972	106
	Ames National Corp.	4,723	105
	HBT Financial Inc.	5,755	104
	First Guaranty Bancshares Inc.	4,672	102
*	NI Holdings Inc.	7,567	101
*	Sterling Bancorp Inc.	16,749	101
*	ECB Bancorp Inc./MD	7,042	101
	Limestone Bancorp Inc.	5,086	100
	CB Financial Services Inc.	4,564	99
	Pzena Investment Management Inc. Class A	10,406	99
*	Pioneer Bancorp Inc.	10,394	99
	First United Corp.	5,904	98
	Peoples Bancorp of North Carolina Inc.	3,935	98
	CF Bankshares Inc.	4,748	98
	United Bancorp Inc./OH	6,101	98
	William Penn Bancorp Inc.	8,580	98
	Crawford & Co. Class B	18,482	97
	Crawford & Co. Class A	16,750	96
	SB Financial Group Inc.	5,628	95
	Orange County Bancorp Inc.	2,434	94
*	USCB Financial Holdings Inc.	7,092	93
	Bankwell Financial Group Inc.	3,177	92
	Landmark Bancorp Inc.	3,601	92
	Citizens Community Bancorp Inc.	7,386	90
	Fidelity D&D Bancorp Inc.	2,155	87
*	Arlington Asset Investment Corp. Class A	31,693	86
	Union Bankshares Inc.	3,794	86
	Manning & Napier Inc.	6,813	84
	Ellington Residential Mortgage REIT	13,449	83
*	Velocity Financial LLC	7,686	83
	Angel Oak Mortgage Inc.	6,897	83
*	Maiden Holdings Ltd.	38,102	82
	Finward Bancorp	2,353	80
	Provident Financial Holdings Inc.	5,547	79
	Unity Bancorp Inc.	3,134	79
	Nexpoint Real Estate Finance Inc.	5,255	79
	Richmond Mutual BanCorp. Inc.	5,788	78
	Silvercrest Asset Management Group Inc. Class A	4,801	78
	Seven Hills Realty Trust	8,503	78
*,1	Dave Inc.	208,247	75
[1]	Cherry Hill Mortgage Investment Corp.	14,986	74
	Eagle Bancorp Montana Inc.	3,864	73
*	Finwise Bancorp	7,943	72
*	Republic First Bancorp Inc.	25,101	71
	Associated Capital Group Inc. Class A	1,854	68
	Westwood Holdings Group Inc.	7,041	68
	OP Bancorp	5,995	67
*	Safeguard Scientifics Inc.	17,737	66
	First Northwest Bancorp	3,959	64

		Shares	Market Value ($000)
*	Oportun Financial Corp.	14,660	64
	Randolph Bancorp Inc.	2,351	63
	First Savings Financial Group Inc.	2,763	63
	Summit State Bank	4,372	63
	Medallion Financial Corp.	8,839	62
*	Consumer Portfolio Services Inc.	8,509	62
	Bank7 Corp.	2,764	61
	Hawthorn Bancshares Inc.	2,780	61
	Guild Holdings Co. Class A	6,557	61
*	ACRES Commercial Realty Corp.	7,472	61
	Sachem Capital Corp.	18,378	61
	Lument Finance Trust Inc.	27,115	59
	AmeriServ Financial Inc.	15,247	58
	Greenhill & Co. Inc.	9,629	57
*	eHealth Inc.	14,420	56
*	Heritage Global Inc.	34,014	55
	Curo Group Holdings Corp.	12,507	50
	Luther Burbank Corp.	4,292	50
*	Trean Insurance Group Inc.	14,276	49
	Sound Financial Bancorp Inc.	1,102	45
	US Global Investors Inc. Class A	15,552	45
	Heritage Insurance Holdings Inc.	19,570	44
*	Doma Holdings Inc.	100,552	44
	BankFinancial Corp.	4,443	42
	Manhattan Bridge Capital Inc.	6,830	39
*	Rhinebeck Bancorp Inc.	3,974	39
*	Great Elm Group Inc.	18,596	37
	AG Mortgage Investment Trust Inc.	9,045	37
	Auburn National BanCorp Inc.	1,551	36
*	Midwest Holding Inc.	2,640	35
*	Security National Financial Corp. Class A	4,981	32
	Partners Bancorp.	3,437	31
*	Sunlight Financial Holdings Inc.	24,670	31
*	Root Inc. Blank	3,646	29
	Hennessy Advisors Inc.	3,282	28
*	Broadway Financial Corp.	24,365	28
	First Financial Northwest Inc.	1,845	27
*	Elevate Credit Inc.	20,549	23
	Kingstone Cos. Inc.	8,512	23
*	Nicholas Financial Inc.	3,692	21
	loanDepot Inc. Class A	13,793	18
	Western Asset Mortgage Capital Corp.	1,636	18
*	GoHealth Inc. Class A	45,636	16
	United Insurance Holdings Corp.	19,845	13
	First National Corp.	617	9
*	Conifer Holdings Inc.	4,822	8
	GAMCO Investors Inc. Class A	79	1
			2,724,117
Health Care (14.3%)
	UnitedHealth Group Inc.	631,188	318,775
	Johnson & Johnson	1,773,882	289,781
	Eli Lilly & Co.	577,504	186,736
	Pfizer Inc.	3,788,967	165,805
	AbbVie Inc.	1,193,925	160,237
	Merck & Co. Inc.	1,709,382	147,212
	Thermo Fisher Scientific Inc.	264,324	134,062
	Abbott Laboratories	1,181,425	114,315
	Danaher Corp.	441,691	114,084

		Shares	Market Value ($000)
	Bristol-Myers Squibb Co.	1,441,034	102,443
	Amgen Inc.	361,056	81,382
	Elevance Health Inc.	162,085	73,625
	Medtronic plc	897,293	72,456
	Cigna Corp.	206,091	57,184
	Gilead Sciences Inc.	847,521	52,284
*	Vertex Pharmaceuticals Inc.	173,657	50,281
*	Regeneron Pharmaceuticals Inc.	68,856	47,433
	Stryker Corp.	230,268	46,638
*	Intuitive Surgical Inc.	242,058	45,371
	Becton Dickinson and Co.	192,521	42,899
	Zoetis Inc.	285,519	42,340
	Humana Inc.	85,486	41,477
*	Boston Scientific Corp.	967,715	37,480
*	Edwards Lifesciences Corp.	419,867	34,694
*	Centene Corp.	387,054	30,117
	HCA Healthcare Inc.	145,804	26,797
*	Moderna Inc.	224,827	26,586
*	Biogen Inc.	97,610	26,062
	Agilent Technologies Inc.	200,556	24,378
*	IQVIA Holdings Inc.	126,151	22,851
	ResMed Inc.	98,899	21,590
*	DexCom Inc.	266,938	21,499
*	Illumina Inc.	106,717	20,361
*	IDEXX Laboratories Inc.	56,509	18,411
	Baxter International Inc.	341,609	18,399
*	Alnylam Pharmaceuticals Inc.	80,689	16,151
*	Veeva Systems Inc. Class A	95,668	15,774
	Zimmer Biomet Holdings Inc.	142,186	14,866
*	Molina Healthcare Inc.	39,007	12,866
*	Seagen Inc.	93,092	12,738
	Laboratory Corp. of America Holdings	60,732	12,439
	Cardinal Health Inc.	185,654	12,379
	West Pharmaceutical Services Inc.	49,722	12,236
	STERIS plc	67,097	11,157
*	Hologic Inc.	167,526	10,809
*	Insulet Corp.	46,617	10,694
*	BioMarin Pharmaceutical Inc.	124,998	10,596
*	Align Technology Inc.	49,880	10,331
	PerkinElmer Inc.	84,692	10,191
	Royalty Pharma plc Class A	249,313	10,017
*	Horizon Therapeutics plc	157,824	9,768
	Quest Diagnostics Inc.	78,305	9,607
	Cooper Cos. Inc.	34,022	8,978
*	Incyte Corp.	130,145	8,673
*	Catalent Inc.	114,508	8,286
*	Avantor Inc.	413,695	8,108
	Bio-Techne Corp.	26,892	7,637
*	ABIOMED Inc.	30,580	7,512
*	Repligen Corp.	37,165	6,954
	Viatris Inc.	813,825	6,934
*	Neurocrine Biosciences Inc.	64,333	6,833
*	Charles River Laboratories International Inc.	34,010	6,693
*	United Therapeutics Corp.	30,396	6,364
*	Shockwave Medical Inc.	22,835	6,350
	Teleflex Inc.	31,502	6,346
*	Sarepta Therapeutics Inc.	56,145	6,206
*	Henry Schein Inc.	93,059	6,120

		Shares	Market Value ($000)
*	Bio-Rad Laboratories Inc. Class A	14,637	6,106
*	Jazz Pharmaceuticals plc	39,882	5,316
*	Acadia Healthcare Co. Inc.	60,901	4,761
*	Penumbra Inc.	24,248	4,597
*	Novocure Ltd.	59,355	4,510
*	Masimo Corp.	31,931	4,507
	Chemed Corp.	10,028	4,378
*	Apellis Pharmaceuticals Inc.	63,058	4,307
	DENTSPLY SIRONA Inc.	144,104	4,085
	Organon & Co.	174,402	4,081
*	Karuna Therapeutics Inc.	17,904	4,027
*	HealthEquity Inc.	58,421	3,924
*	Exact Sciences Corp.	118,981	3,866
*	Ionis Pharmaceuticals Inc.	86,623	3,831
*	Elanco Animal Health Inc. (XNYS)	304,132	3,774
*	Tenet Healthcare Corp.	72,441	3,737
*	Halozyme Therapeutics Inc.	93,488	3,697
	Universal Health Services Inc. Class B	41,733	3,680
	Bruker Corp.	68,869	3,654
*	Envista Holdings Corp.	110,532	3,627
*	Guardant Health Inc.	64,386	3,466
*	Inspire Medical Systems Inc.	19,444	3,449
*	Exelixis Inc.	216,257	3,391
*	LHC Group Inc.	19,923	3,261
*	Option Care Health Inc.	103,239	3,249
*	agilon health Inc.	137,465	3,219
*	Syneos Health Inc.	68,109	3,211
	Perrigo Co. plc	89,973	3,208
*	Global Blood Therapeutics Inc.	45,610	3,106
*	Globus Medical Inc. Class A	52,022	3,099
*	Lantheus Holdings Inc.	43,297	3,045
	Encompass Health Corp.	66,646	3,014
*	Cytokinetics Inc.	60,538	2,933
*	DaVita Inc.	34,092	2,822
	Ensign Group Inc.	34,744	2,762
*	Blueprint Medicines Corp.	40,643	2,678
	Premier Inc. Class A	78,779	2,674
*	Intra-Cellular Therapies Inc.	57,348	2,668
*	Medpace Holdings Inc.	16,778	2,637
*	Intellia Therapeutics Inc.	46,571	2,606
*	Haemonetics Corp.	34,843	2,579
*	Omnicell Inc.	29,294	2,549
*	Natera Inc.	57,623	2,525
*	Alkermes plc	110,769	2,473
*	Teladoc Health Inc.	96,409	2,444
*	iRhythm Technologies Inc.	19,438	2,435
*	Mirati Therapeutics Inc.	34,086	2,381
*	PTC Therapeutics Inc.	47,213	2,370
*	QuidelOrtho Corp.	31,773	2,271
*	ICU Medical Inc.	14,966	2,254
*	STAAR Surgical Co.	31,868	2,248
*	Arrowhead Pharmaceuticals Inc.	66,416	2,195
*	ChemoCentryx Inc.	42,308	2,186
*	Beam Therapeutics Inc.	45,535	2,169
*	Merit Medical Systems Inc.	38,198	2,159
*	Amedisys Inc.	21,896	2,119
*	Inari Medical Inc.	28,717	2,086
*,1	Ginkgo Bioworks Holdings Inc.	667,179	2,082

		Shares	Market Value ($000)
*	1Life Healthcare Inc.	121,155	2,078
*	Tandem Diabetes Care Inc.	42,362	2,027
*	Neogen Corp.	144,605	2,020
*	Axonics Inc.	28,563	2,012
*	Integra LifeSciences Holdings Corp.	47,067	1,994
*	Oak Street Health Inc.	80,609	1,977
*	Evolent Health Inc. Class A	54,419	1,955
*	Amicus Therapeutics Inc.	184,099	1,922
*	Doximity Inc. Class A	63,473	1,918
*	Maravai LifeSciences Holdings Inc. Class A	74,883	1,912
*	Ultragenyx Pharmaceutical Inc.	45,641	1,890
*	R1 RCM Inc.	98,965	1,834
*	Denali Therapeutics Inc.	59,560	1,828
*	10X Genomics Inc. Class A	61,203	1,743
*	Insmed Inc.	78,706	1,695
*	Progyny Inc.	45,349	1,681
	CONMED Corp.	20,893	1,675
*	Prestige Consumer Healthcare Inc.	33,520	1,670
*	Glaukos Corp.	30,933	1,647
*	BioCryst Pharmaceuticals Inc.	127,845	1,611
*	Corcept Therapeutics Inc.	61,449	1,576
*	NuVasive Inc.	35,515	1,556
*	Pacira BioSciences Inc.	28,710	1,527
	Select Medical Holdings Corp.	66,630	1,473
*	Revance Therapeutics Inc.	54,270	1,465
*	IVERIC bio Inc.	78,260	1,404
*	Enovis Corp.	30,435	1,402
	Patterson Cos. Inc.	57,704	1,386
*	Relay Therapeutics Inc.	60,332	1,350
*	Signify Health Inc. Class A	45,888	1,338
*	Integer Holdings Corp.	21,449	1,335
*	ACADIA Pharmaceuticals Inc.	81,250	1,329
*	Vir Biotechnology Inc.	67,206	1,296
*	Sage Therapeutics Inc.	33,027	1,293
*	Arvinas Inc.	28,196	1,254
*	Prometheus Biosciences Inc.	21,124	1,247
	Owens & Minor Inc.	50,511	1,217
*	Fate Therapeutics Inc.	54,076	1,212
*	Cerevel Therapeutics Holdings Inc.	41,693	1,178
*	Twist Bioscience Corp.	33,221	1,171
*	Privia Health Group Inc.	33,854	1,153
*	AtriCure Inc.	28,770	1,125
*	Supernus Pharmaceuticals Inc.	32,984	1,117
*,1	Cassava Sciences Inc.	26,237	1,097
	Embecta Corp.	37,671	1,085
*	Certara Inc.	80,247	1,066
*	Apollo Medical Holdings Inc.	27,276	1,064
*	Travere Thrapeutics Inc.	42,522	1,048
*	Addus HomeCare Corp.	10,934	1,041
*	Nevro Corp.	22,284	1,038
*	Agios Pharmaceuticals Inc.	36,572	1,034
*	Xencor Inc.	39,729	1,032
*	Silk Road Medical Inc.	22,209	999
*	Axsome Therapeutics Inc.	21,916	978
*	Myriad Genetics Inc.	51,248	978
*	REVOLUTION Medicines Inc.	49,037	967
*	Iovance Biotherapeutics Inc.	100,465	962
*	Novavax Inc.	52,716	959

		Shares	Market Value ($000)
*	Ironwood Pharmaceuticals Inc. Class A	91,041	943
*	Krystal Biotech Inc.	13,424	936
*	Pediatrix Medical Group Inc.	55,482	916
*	Celldex Therapeutics Inc.	32,437	912
*	Verve Therapeutics Inc.	26,561	912
*	Meridian Bioscience Inc.	28,534	900
*	Phreesia Inc.	35,241	898
*	Ligand Pharmaceuticals Inc.	10,389	895
*	CorVel Corp.	6,434	891
*	Arcus Biosciences Inc.	33,880	886
*	Akero Therapeutics Inc.	25,771	877
*,1	PROCEPT BioRobotics Corp.	21,127	876
*	Cano Health Inc.	98,892	857
*	Dynavax Technologies Corp.	81,950	856
*	ModivCare Inc.	8,588	856
*	Rhythm Pharmaceuticals Inc.	34,072	835
*	TransMedics Group Inc.	19,968	833
*	Syndax Pharmaceuticals Inc.	34,577	831
*	EQRx Inc.	167,613	830
*	AdaptHealth Corp. Class A	43,640	820
*	Catalyst Pharmaceuticals Inc.	63,355	813
*	Pacific Biosciences of California Inc.	139,795	812
*	Vaxcyte Inc.	33,491	804
*	Avid Bioservices Inc.	41,974	803
*	Harmony Biosciences Holdings Inc.	18,088	801
*	Relmada Therapeutics Inc.	21,534	797
*	Cytek Biosciences Inc.	53,810	792
*,1	Amylyx Pharmaceuticals Inc.	27,760	781
*	Veracyte Inc.	46,640	774
*	Sangamo Therapeutics Inc.	155,717	763
*	Alignment Healthcare Inc.	64,383	762
*,1	Warby Parker Inc. Class A	56,145	749
*	FibroGen Inc.	57,103	743
*	Vericel Corp.	31,914	740
*,1	Lyell Immunopharma Inc.	97,047	711
*	Avanos Medical Inc.	32,399	706
*	Amphastar Pharmaceuticals Inc.	25,012	703
*	SpringWorks Therapeutics Inc.	24,508	699
*	ImmunoGen Inc.	145,888	697
*	Bridgebio Pharma Inc.	69,764	693
*	Multiplan Corp.	240,079	687
*	NeoGenomics Inc.	78,037	672
*	Gossamer Bio Inc.	55,531	665
*	Enanta Pharmaceuticals Inc.	12,671	657
	LeMaitre Vascular Inc.	12,968	657
*	REGENXBIO Inc.	24,573	649
*	Chinook Therapeutics Inc.	32,764	644
*	RadNet Inc.	31,573	643
	US Physical Therapy Inc.	8,403	639
*	Aclaris Therapeutics Inc.	40,404	636
*	Surgery Partners Inc.	26,957	631
*	Emergent BioSolutions Inc.	30,037	630
*	CareDx Inc.	36,939	629
*	Deciphera Pharmaceuticals Inc.	33,961	628
	Healthcare Services Group Inc.	51,351	621
*	Zentalis Pharmaceuticals Inc.	28,650	621
*	Recursion Pharmaceuticals Inc. Class A	57,193	609
*	NextGen Healthcare Inc.	34,265	606

		Shares	Market Value ($000)
*	Adaptive Biotechnologies Corp.	83,604	595
*,1	Cincor Pharma Inc.	17,800	584
*	BioLife Solutions Inc.	25,648	583
*	Varex Imaging Corp.	27,432	580
*	Cogent Biosciences Inc.	38,680	577
*	Geron Corp. (XNGS)	245,295	574
*	Editas Medicine Inc. Class A	46,258	566
*	Treace Medical Concepts Inc.	25,643	566
*	Crinetics Pharmaceuticals Inc.	28,767	565
*	Arcutis Biotherapeutics Inc.	28,973	554
*	Allogene Therapeutics Inc.	50,847	549
*	Morphic Holding Inc.	19,397	549
	National HealthCare Corp.	8,649	548
*	Replimune Group Inc.	31,515	544
*	Kura Oncology Inc.	39,662	542
*,1	Ventyx Biosciences Inc.	15,518	542
*	Pliant Therapeutics Inc.	25,822	539
	Atrion Corp.	950	537
*	Madrigal Pharmaceuticals Inc.	8,151	530
*	Avidity Biosciences Inc.	32,163	525
*	Day One Biopharmaceuticals Inc.	26,204	525
*	AngioDynamics Inc.	25,475	521
*	OPKO Health Inc.	273,854	518
*	Cutera Inc.	11,232	512
*	Fulgent Genetics Inc.	13,415	511
*	Heska Corp.	6,948	507
	National Research Corp.	12,703	506
*	Rocket Pharmaceuticals Inc.	31,715	506
*	TG Therapeutics Inc.	85,182	504
*	Brookdale Senior Living Inc.	117,747	503
*	Anavex Life Sciences Corp.	48,655	502
*	Point Biopharma Global Inc.	64,594	499
*	MannKind Corp.	160,991	497
*	Innoviva Inc.	42,734	496
*	Viridian Therapeutics Inc.	24,141	495
*	23andMe Holding Co. Class A	172,212	493
*	Outset Medical Inc.	30,895	492
*	Coherus Biosciences Inc.	50,883	489
*	Hanger Inc.	26,118	489
*	Aerie Pharmaceuticals Inc.	31,098	471
*,1	Sorrento Therapeutics Inc.	298,805	469
*	Enhabit Inc.	33,323	468
*	Keros Therapeutics Inc.	12,408	467
*	Sotera Health Co.	66,690	455
*	Forma Therapeutics Holdings Inc.	22,339	446
*	Reata Pharmaceuticals Inc. Class A	17,518	440
*	Rapt Therapeutics Inc.	18,269	440
*	UFP Technologies Inc.	5,107	438
*	Ideaya Biosciences Inc.	29,377	438
*	OrthoPediatrics Corp.	9,379	433
*	Invitae Corp.	174,382	429
*	American Well Corp. Class A	119,429	429
*	DICE Therapeutics Inc.	21,081	428
*	DocGo Inc.	43,149	428
*	Seres Therapeutics Inc.	66,052	424
*	Mersana Therapeutics Inc.	62,625	423
*	Theravance Biopharma Inc.	41,732	423
*	Cerus Corp.	117,250	422

		Shares	Market Value ($000)
*	Allakos Inc.	68,656	420
*	Accolade Inc.	36,701	419
*	Hims & Hers Health Inc.	74,219	414
*	MaxCyte Inc.	63,539	413
*	2seventy bio Inc.	28,225	411
*	Kymera Therapeutics Inc.	18,593	405
*	Pulmonx Corp.	23,982	400
*	ViewRay Inc.	108,742	396
*	Castle Biosciences Inc.	15,171	396
*	Nektar Therapeutics Class A	122,239	391
*	Butterfly Network Inc.	83,265	391
*	Altimmune Inc.	30,386	388
*	NGM Biopharmaceuticals Inc.	29,422	385
*	NanoString Technologies Inc.	29,545	377
*	Alphatec Holdings Inc.	42,919	375
*	Kezar Life Sciences Inc.	43,585	375
*	Sharecare Inc.	197,135	375
*	Health Catalyst Inc.	38,571	374
*	Cardiovascular Systems Inc.	26,903	373
*	Agenus Inc.	181,563	372
*	HealthStream Inc.	17,513	372
*	Vanda Pharmaceuticals Inc.	37,164	367
*	Inogen Inc.	15,064	366
*	Artivion Inc.	26,298	364
*	Nurix Therapeutics Inc.	27,960	364
*,1	Bionano Genomics Inc.	198,365	363
*,1	Senseonics Holdings Inc.	269,188	355
*	iTeos Therapeutics Inc.	18,508	353
*	Clover Health Investments Corp. Class A	207,451	353
*	Sana Biotechnology Inc.	58,914	353
*	Collegium Pharmaceutical Inc.	21,847	350
*	Mirum Pharmaceuticals Inc.	16,599	349
*	PMV Pharmaceuticals Inc.	29,279	348
*	CTI BioPharma Corp.	58,088	338
*	Inovio Pharmaceuticals Inc.	195,712	338
*	SI-BONE Inc.	19,272	336
*	Y-mAbs Therapeutics Inc.	23,165	334
*	G1 Therapeutics Inc.	26,630	333
*	Alector Inc.	35,173	333
*,1	LifeStance Health Group Inc.	49,785	330
*	Caribou Biosciences Inc.	31,157	329
*	Agiliti Inc.	22,749	326
*,1	Erasca Inc.	40,997	320
*	Edgewise Therapeutics Inc.	32,287	318
*	ANI Pharmaceuticals Inc.	9,798	315
*	Bluebird Bio Inc.	49,578	314
*	Cara Therapeutics Inc.	33,488	313
*	Arcellx Inc.	16,669	313
*	Heron Therapeutics Inc.	73,891	312
*	Atea Pharmaceuticals Inc.	54,141	308
*	Paragon 28 Inc.	16,873	301
*,1	Tricida Inc.	28,478	298
*	Inhibrx Inc.	16,322	293
*	Adicet Bio Inc.	20,544	292
*	908 Devices Inc.	17,668	291
*	Nuvalent Inc. Class A	14,962	291
*	CareMax Inc.	40,950	290
*	SomaLogic Inc.	97,861	284

		Shares	Market Value ($000)
*	Esperion Therapeutics Inc.	41,759	280
*	Imago Biosciences Inc.	18,508	279
*	ADMA Biologics Inc.	113,978	277
*	Albireo Pharma Inc.	14,251	276
*,1	ImmunityBio Inc.	55,303	275
*	Orthofix Medical Inc.	14,324	274
*	Karyopharm Therapeutics Inc.	49,545	271
*	AnaptysBio Inc.	10,577	270
*	Harrow Health Inc.	22,308	269
*	Entrada Therapeutics Inc.	16,931	267
*	Anika Therapeutics Inc.	11,076	264
*	Axogen Inc.	21,846	260
*	Surmodics Inc.	8,541	260
*	KalVista Pharmaceuticals Inc.	17,876	259
*	Seer Inc. Class A	33,292	258
*	Kiniksa Pharmaceuticals Ltd. Class A	19,941	256
*	Codexis Inc.	41,959	254
*	Protagonist Therapeutics Inc.	29,793	251
*	Quanterix Corp.	22,735	251
	SIGA Technologies Inc.	24,311	250
*	Fulcrum Therapeutics Inc.	30,402	246
*	C4 Therapeutics Inc.	27,453	241
*,1	Ocugen Inc.	135,443	241
*	Concert Pharmaceuticals Inc.	35,310	237
*	Cullinan Oncology Inc.	18,523	237
*	MiMedx Group Inc.	82,288	236
*	Arcturus Therapeutics Holdings Inc.	15,956	236
*	Tarsus Pharmaceuticals Inc.	13,620	233
*	Dyne Therapeutics Inc.	18,113	230
*,1	GoodRx Holdings Inc. Class A	49,148	230
*	Computer Programs and Systems Inc.	8,198	229
*	Atara Biotherapeutics Inc.	60,082	227
*	Nkarta Inc.	17,135	225
*	IGM Biosciences Inc.	9,841	224
*	Nuvation Bio Inc.	100,004	224
*	Ocular Therapeutix Inc.	52,253	217
*	Scholar Rock Holding Corp.	31,110	216
*	Inotiv Inc.	12,773	215
*	Aldeyra Therapeutics Inc.	39,700	212
*	Cymabay Therapeutics Inc.	58,479	205
*	AVEO Pharmaceuticals Inc.	24,456	201
*	HilleVax Inc.	11,751	201
*	Pennant Group Inc.	19,258	200
*	ClearPoint Neuro Inc.	19,277	200
*	Evolus Inc.	24,497	197
*	Eagle Pharmaceuticals Inc.	7,396	195
*	Intercept Pharmaceuticals Inc.	13,998	195
*	Joint Corp.	12,384	195
*,1	Alaunos Therapeutics Inc.	111,142	191
*	Community Health Systems Inc.	88,429	190
*	Eiger BioPharmaceuticals Inc.	25,269	190
*	Design Therapeutics Inc.	11,218	188
*	Zimvie Inc.	18,957	187
*	Amneal Pharmaceuticals Inc.	91,556	185
*	OraSure Technologies Inc.	47,836	181
*	Liquidia Corp.	33,257	181
*	Kinnate Biopharma Inc.	15,091	180
	Phibro Animal Health Corp. Class A	13,442	179

		Shares	Market Value ($000)
*,1	Vaxart Inc.	82,063	179
*	Bioxcel Therapeutics Inc.	15,053	178
*	Annexon Inc.	28,844	178
*	Marinus Pharmaceuticals Inc.	26,005	173
*	Provention Bio Inc.	37,986	171
*	Vera Therapeutics Inc. Class A	8,026	171
*	Stoke Therapeutics Inc.	13,132	169
*	Immunovant Inc.	30,006	167
*	Instil Bio Inc.	34,524	167
	Utah Medical Products Inc.	1,908	163
*	Kodiak Sciences Inc.	20,721	160
*	Bright Health Group Inc.	151,953	160
*	Rallybio Corp.	11,052	160
*	Viemed Healthcare Inc.	26,437	159
*	89bio Inc.	27,336	158
*	OptimizeRx Corp.	10,556	156
*	Sutro Biopharma Inc.	28,185	156
*	Cue Health Inc.	51,949	156
	iRadimed Corp.	5,161	155
*	Akoya Biosciences Inc.	13,086	154
*	Allovir Inc.	19,387	153
*	Acumen Pharmaceuticals Inc.	15,267	153
*	Viking Therapeutics Inc.	55,785	152
*	Biomea Fusion Inc.	15,528	152
*	Convey Health Solutions Holdings Inc.	14,449	152
*	Aura Biosciences Inc.	8,362	152
*	KemPharm Inc.	24,085	150
*	BrainStorm Cell Therapeutics Inc.	33,748	149
*	Phathom Pharmaceuticals Inc.	13,388	148
*	EyePoint Pharmaceuticals Inc.	18,741	148
*	Selecta Biosciences Inc.	89,345	147
*	Organogenesis Holdings Inc. Class A	45,335	147
*	Quantum-Si Inc.	53,609	147
*	Aadi Bioscience Inc.	10,337	146
*,1	Precigen Inc.	68,517	145
*	MacroGenics Inc.	41,349	143
*	Adagio Therapeutics Inc.	45,821	143
*,1	Zomedica Corp.	672,102	142
*	Rigel Pharmaceuticals Inc.	118,372	140
*	Sensus Healthcare Inc.	11,106	139
	Zynex Inc.	15,250	138
*	Tango Therapeutics Inc.	38,224	138
*	SeaSpine Holdings Corp.	24,102	137
*	Century Therapeutics Inc.	13,813	137
*	Rani Therapeutics Holdings Inc. Class A	14,248	136
*	Actinium Pharmaceuticals Inc.	18,282	135
*	Terns Pharmaceuticals Inc.	22,936	135
*,1	Oncology Institute Inc.	29,068	135
*	4D Molecular Therapeutics Inc.	16,636	134
*	Generation Bio Co.	25,032	133
*	Savara Inc.	85,084	132
*	BioAtla Inc.	17,189	132
*,1	Omeros Corp.	41,682	131
*	Outlook Therapeutics Inc.	105,871	129
*	ALX Oncology Holdings Inc.	13,412	128
*,1	Aerovate Therapeutics Inc.	7,673	127
*	PetIQ Inc. Class A	18,318	126
*	Immuneering Corp. Class A	8,681	124

		Shares	Market Value ($000)
*	Beyond Air Inc.	16,450	122
*	Xeris Biopharma Holdings Inc.	78,258	122
*	Viracta Therapeutics Inc.	28,450	121
*	Foghorn Therapeutics Inc.	13,954	120
*	Accuray Inc.	56,460	117
*	Monte Rosa Therapeutics Inc.	14,315	117
*	Lexicon Pharmaceuticals Inc.	47,908	115
*,1	Evelo Biosciences Inc.	54,959	115
*	Capricor Therapeutics Inc.	19,231	115
*	Sight Sciences Inc.	17,966	114
*	Lineage Cell Therapeutics Inc.	99,941	113
*,2	PDL BioPharma Inc.	76,234	112
*	Arbutus Biopharma Corp.	57,719	110
*	Semler Scientific Inc.	2,930	110
*	Verastem Inc.	124,272	106
*	Satsuma Pharmaceuticals Inc.	17,641	106
*	Akouos Inc.	15,519	105
*	Humacyte Inc.	32,332	105
*,1	Clovis Oncology Inc.	87,705	104
*	Anixa Biosciences Inc.	21,079	104
*,1	Citius Pharmaceuticals Inc.	85,694	104
*	F-star Therapeutics Inc.	19,920	102
*	Astria Therapeutics Inc.	11,312	102
*	Gritstone bio Inc.	39,292	101
*	Tactile Systems Technology Inc.	13,009	101
*	PepGen Inc.	11,127	101
*	RxSight Inc.	8,313	100
*	Janux Therapeutics Inc.	7,344	99
*	Innovage Holding Corp.	16,618	98
*	Sanara Medtech Inc.	3,304	98
*	Vigil Neuroscience Inc.	10,718	98
*	Chimerix Inc.	50,447	97
*	Assertio Holdings Inc.	42,703	97
*	P3 Health Partners Inc.	21,070	97
*	Berkeley Lights Inc.	33,469	96
*	Omega Therapeutics Inc.	17,625	96
*	Optinose Inc.	26,083	95
*	Bioventus Inc. Class A	13,494	94
*	Matinas BioPharma Holdings Inc.	146,195	93
*	Celularity Inc.	40,095	93
*,1	CEL–SCI Corp.	29,843	92
*	Durect Corp.	159,782	92
*	Poseida Therapeutics Inc.	25,855	91
*	Rezolute Inc.	33,333	91
*	Absci Corp.	28,820	90
*	Avita Medical Inc.	16,954	89
*	Silverback Therapeutics Inc.	16,780	89
*	CorMedix Inc.	30,814	87
*	scPharmaceuticals Inc.	13,399	87
*	Kronos Bio Inc.	25,786	86
*	Prelude Therapeutics Inc.	12,903	85
*	Voyager Therapeutics Inc.	14,203	84
*	XOMA Corp.	4,608	83
*	Apyx Medical Corp.	18,313	82
*	Enzo Biochem Inc.	36,523	81
*	Nautilus Biotechnology Inc.	37,768	80
*	Vaxxinity Inc. Class A	40,231	80
*	Apollo Endosurgery Inc.	14,353	79

		Shares	Market Value ($000)
*	Tabula Rasa HealthCare Inc.	16,298	78
*	Infinity Pharmaceuticals Inc.	65,713	78
*	Movano Inc.	28,211	78
*	Talkspace Inc.	75,188	77
*	Compass Therapeutics Inc.	33,982	77
*	Science 37 Holdings Inc.	47,942	77
*	Puma Biotechnology Inc.	31,801	75
*	Ovid therapeutics Inc.	40,633	75
*	Seelos Therapeutics Inc.	73,139	75
*,1	SmileDirectClub Inc.	81,621	74
*,1	Asensus Surgical Inc.	165,733	74
*	Hancock Jaffe Laboratories Inc.	11,710	74
*	Personalis Inc.	24,439	73
*	Alpine Immune Sciences Inc.	10,081	73
*	Atossa Therapeutics Inc.	87,558	73
*	Ardelyx Inc.	60,237	72
*	Co-Diagnostics Inc.	22,364	72
*	Vicarious Surgical Inc.	21,349	72
*	Paratek Pharmaceuticals Inc.	27,473	71
*	Graphite Bio Inc.	22,375	71
*	CytomX Therapeutics Inc.	48,168	70
*	Athira Pharma Inc.	22,843	68
*	MyMD Pharmaceuticals Inc.	26,030	68
*	Sema4 Holdings Corp.	77,358	68
*	FONAR Corp.	4,742	67
*	MediciNova Inc.	31,009	67
*	Stereotaxis Inc.	37,475	67
*	Dermtech Inc.	16,722	66
*	InfuSystem Holdings Inc.	9,429	66
*	Tyra Biosciences Inc.	7,492	66
*	Harvard Bioscience Inc.	25,313	65
*	Celcuity Inc.	6,440	65
*	ORIC Pharmaceuticals Inc.	20,428	65
*	Adverum Biotechnologies Inc.	67,508	64
*	Olema Pharmaceuticals Inc.	22,688	63
*	Standard Bio Tools Inc.	55,941	62
*	Annovis Bio Inc.	4,518	62
*	Galectin Therapeutics Inc.	37,318	61
*	Sesen Bio Inc.	143,290	61
*	Inozyme Pharma Inc.	22,831	61
*	Praxis Precision Medicines Inc.	26,629	60
*,1	Impel Pharmaceuticals Inc.	12,285	60
*	Neuronetics Inc.	18,525	59
*	Shattuck Labs Inc.	21,109	57
*	Greenwich Lifesciences Inc.	6,258	57
*	Checkpoint Therapeutics Inc.	53,586	56
*,1	Clene Inc.	19,510	55
*	Gemini Therapeutics Inc.	33,435	55
*	Theseus Pharmaceuticals Inc.	9,484	55
*	Cue Biopharma Inc.	24,434	54
*	Repro-Med Systems Inc.	24,313	54
*	Jounce Therapeutics Inc.	22,404	52
*	Lumos Pharma Inc.	5,932	52
*	Oyster Point Pharma Inc.	9,301	52
*	TFF Pharmaceuticals Inc.	12,846	52
*	aTyr Pharma Inc.	17,108	51
*	PDS Biotechnology Corp.	17,161	51
*	AirSculpt Technologies Inc.	7,868	51

		Shares	Market Value ($000)
*	Fortress Biotech Inc.	57,880	50
*	Homology Medicines Inc.	30,844	50
*	Vor BioPharma Inc.	12,463	50
*	Aveanna Healthcare Holdings Inc.	33,268	50
	Syros Pharmaceuticals Inc.	7,705	50
*	Oncocyte Corp.	67,695	49
*	Singular Genomics Systems Inc.	19,503	49
*	Forian Inc.	14,566	49
*	Tenaya Therapeutics Inc.	16,974	49
*	Magenta Therapeutics Inc.	33,990	48
*	Societal CDMO Inc.	29,155	48
*	Trevi Therapeutics Inc.	31,348	48
*	Spectrum Pharmaceuticals Inc.	109,299	47
*	ChromaDex Corp.	37,499	46
*	Merrimack Pharmaceuticals Inc.	12,140	46
*	Talaris Therapeutics Inc.	17,570	46
*	CareCloud Inc.	11,111	46
*	Pro-Dex Inc.	2,523	45
*	Leap Therapeutics Inc.	50,658	45
*	Genprex Inc.	32,101	45
*	Dare Bioscience Inc.	44,843	45
*	Icosavax Inc.	14,363	45
*	Palatin Technologies Inc.	7,654	45
*	Dyadic International Inc.	23,051	44
*	PAVmed Inc.	51,627	44
*	Ocuphire Pharma Inc.	21,645	44
*	Curis Inc.	61,130	43
*	Tela Bio Inc.	5,011	43
*	Immunic Inc.	13,685	43
*	Cardiff Oncology Inc.	27,727	43
*	XBiotech Inc.	11,624	42
*	CytoSorbents Corp.	29,596	40
*	Equillium Inc.	17,857	40
*	Accelerate Diagnostics Inc.	25,335	39
*	Precision BioSciences Inc.	30,107	39
*,1	Spero Therapeutics Inc.	19,689	39
*	Frequency Therapeutics Inc.	21,606	39
*	Passage Bio Inc.	30,974	39
*	Lensar Inc.	6,985	39
*	Clearside Biomedical Inc.	33,371	38
*	Geron Corp. Warrant Exp. 12/31/25	73,748	38
*	9 Meters Biopharma Inc.	175,410	38
*	Scynexis Inc.	15,858	38
*	Decibel Therapeutics Inc.	10,874	38
*	Akebia Therapeutics Inc.	115,906	37
*	Synlogic Inc.	39,063	37
*	Eledon Pharmaceuticals Inc.	13,263	37
*	Lyra Therapeutics Inc.	7,194	36
*	SQZ Biotechnologies Co.	15,806	36
*	TherapeuticsMD Inc.	5,486	36
*	Biora Therapeutics Inc.	71,857	35
*	Ikena Oncology Inc.	9,909	35
*	Lipocine Inc.	74,945	34
*	X4 Pharmaceuticals Inc.	19,724	34
*	Atreca Inc. Class A	21,020	33
*	iCAD Inc.	15,565	33
*	Eton Pharmaceuticals Inc.	15,500	33
*	Werewolf Therapeutics Inc.	7,424	33

		Shares	Market Value ($000)
*	Pardes Biosciences Inc.	17,730	33
*	MEI Pharma Inc.	81,598	32
*	Verrica Pharmaceuticals Inc.	10,956	32
*	Axcella Health Inc.	18,758	32
*	Eyenovia Inc.	16,207	32
*	Opiant Pharmaceuticals Inc.	2,938	32
*	Black Diamond Therapeutics Inc.	18,268	31
*	Cidara Therapeutics Inc.	48,780	31
*	iBio Inc.	182,088	31
*	Hepion Pharmaceuticals Inc.	62,061	31
*,1	Enochian Biosciences Inc.	16,459	30
*	Milestone Scientific Inc.	37,457	30
*	Oncternal Therapeutics Inc.	34,025	30
*	SELLAS Life Sciences Group Inc.	14,948	30
*	Sientra Inc.	44,671	29
*	Lantern Pharma Inc.	5,987	29
*	GT Biopharma Inc.	16,272	29
*	Processa Pharmaceuticals Inc.	13,054	29
*,1	Bright Green Corp.	26,666	29
*	Conformis Inc.	148,691	28
*	Alimera Sciences Inc.	5,583	28
*	Bolt Biotherapeutics Inc.	18,932	28
*	Exagen Inc.	9,919	27
*	Aligos Therapeutics Inc.	24,596	27
*	Achieve Life Sciences Inc.	8,264	27
*	Pear Therapeutics Inc.	13,471	27
	Third Harmonic Bio Inc.	1,410	27
*	Cocrystal Pharma Inc.	90,909	26
*	CVRx Inc.	2,811	26
*	ATI Physical Therapy Inc.	25,974	26
*,1	Pulse Biosciences Inc.	10,869	25
*,1	AIM ImmunoTech Inc.	43,668	25
*	Novan Inc.	13,525	25
*	Corvus Pharmaceuticals Inc.	29,109	24
*	Invacare Corp.	31,358	24
*	Aquestive Therapeutics Inc.	20,542	24
*	IsoRay Inc.	104,951	24
*	ElectroCore Inc.	55,556	23
*	Sensei Biotherapeutics Inc.	15,072	23
*,1	Adamis Pharmaceuticals Corp.	114,367	23
*	Finch Therapeutics Group Inc.	13,688	23
*	Rapid Micro Biosystems Inc. Class A	7,185	23
*	Pyxis Oncology Inc.	11,615	23
*	BioSig Technologies Inc.	34,130	22
*	GlycoMimetics Inc.	39,833	22
*	Molecular Templates Inc.	29,805	22
*	Vapotherm Inc.	13,917	22
*	Hookipa Pharma Inc.	16,574	22
*	Ekso Bionics Holdings Inc.	14,085	22
*,1	Oragenics Inc.	96,154	22
*	Marker Therapeutics Inc.	56,903	21
*	Solid Biosciences Inc.	44,513	21
*	T2 Biosystems Inc.	188,608	21
*	Orgenesis Inc.	14,863	21
*	Surface Oncology Inc.	20,025	21
*	Delcath Systems Inc.	6,498	21
*	UpHealth Inc.	40,323	21
*	AcelRx Pharmaceuticals Inc.	96,645	20

		Shares	Market Value ($000)
*	Diamedica Therapeutics Inc.	15,764	20
*	Trevena Inc.	127,859	20
*	Cortexyme Inc.	14,974	20
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	Summit Therapeutics Inc.	16,478	20
*	VistaGen Therapeutics Inc.	128,795	20
*	Precipio Inc.	25,063	20
*	Surrozen Inc.	10,142	20
*	Corbus Pharmaceuticals Holdings Inc.	112,969	19
*	Harpoon Therapeutics Inc.	19,516	19
*	Retractable Technologies Inc.	9,432	19
*	NeuroPace Inc.	5,190	19
*	Alpha Teknova Inc.	5,588	19
*	An2 Therapeutics Inc.	1,069	19
*	Aeglea BioTherapeutics Inc.	34,242	18
*	Assembly Biosciences Inc.	10,741	18
*	Strata Skin Sciences Inc.	21,171	18
*	Taysha Gene Therapies Inc.	9,398	18
*	NRX Pharmaceuticals Inc.	23,700	18
*	Athenex Inc.	64,126	17
*	Venus Concept Inc.	38,610	17
*	Acutus Medical Inc.	19,578	17
*	Aspira Women's Health Inc.	46,365	17
*	IRIDEX Corp.	7,102	17
*	Cyclacel Pharmaceuticals Inc.	11,507	17
*	AlerisLife Inc.	16,734	16
*	Neoleukin Therapeutics Inc.	24,542	16
*	Inmune Bio Inc.	2,641	16
*	Eargo Inc.	15,482	16
*	Angion Biomedica Corp.	17,453	16
*,1	Lannett Co. Inc.	33,675	15
*	Aprea Therapeutics Inc.	22,727	15
*	Applied Molecular Transport Inc.	15,287	15
*	Codex DNA Inc.	8,909	15
*	Surgalign Holdings Inc.	4,370	15
*	Cellectar Biosciences Inc.	4,608	15
*,1	Kala Pharmaceuticals Inc.	61,350	14
*,1	Rubius Therapeutics Inc.	33,140	14
*	Chembio Diagnostics Inc.	37,594	14
*	Aptinyx Inc. Class A	36,742	14
*	Applied Therapeutics Inc.	13,794	13
*,1	Spruce Biosciences Inc.	9,665	13
*	Lucira Health Inc.	12,487	13
*	Onconova Therapeutics Inc.	14,441	13
*	Vivos Therapeutics Inc.	19,268	13
*	Eloxx Pharmaceuticals Inc.	68,193	12
*	Idera Pharmaceuticals Inc.	32,106	12
*	Otonomy Inc.	41,424	12
*	PLx Pharma Inc.	18,007	12
*	Aileron Therapeutics Inc.	60,241	12
*	Salarius Pharmaceuticals Inc.	61,728	12
*	Vincerx Pharma Inc.	9,049	12
*	Tempest Therapeutics Inc.	6,821	12
*	Pulmatrix Inc.	3,290	12
*	Avalo Therapeutics Inc.	3,596	12
*	Myomo Inc.	6,766	11
*	180 Life Sciences Corp.	16,667	11
*	Vyant Bio Inc.	20,576	11

		Shares	Market Value ($000)
*	Biolase Inc.	4,721	11
*,1	Ampio Pharmaceuticals Inc.	167,886	10
*	Applied Genetic Technologies Corp.	38,634	10
*	OpGen Inc.	33,445	10
*	Aethlon Medical Inc.	17,271	10
*	Cyteir Therapeutics Inc.	5,209	10
*	Celsion Corp.	6,172	10
*	Diffusion Pharmaceuticals Inc.	1,886	10
*	Sigilon Therapeutics Inc.	17,730	9
*	Talis Biomedical Corp.	12,903	9
*	Calithera Biosciences Inc.	3,058	9
*	Athersys Inc.	4,976	9
*	Neubase Therapeutics Inc.	19,263	8
*	Codiak Biosciences Inc.	10,303	8
*	NexImmune Inc.	14,792	8
*	SAB Biotherapeutics Inc.	10,730	8
*	eFFECTOR Therapeutics Inc.	11,437	7
*	Soleno Therapeutics Inc.	4,420	7
*	PhaseBio Pharmaceuticals Inc.	35,566	6
*	LogicBio Therapeutics Inc.	21,322	6
*	NantHealth Inc.	23,920	6
*	Humanigen Inc.	34,354	6
*	Elevation Oncology Inc.	5,352	6
*	ContraFect Corp.	31,746	5
*	Brooklyn ImmunoTherapeutics Inc.	19,881	5
*	Lisata Therapeutics Inc.	231	1
*,2	Synergy Pharmaceuticals Inc.	412,534	—
*,2	Progenics Pharmaceuticals Inc. CVR	106,497	—
			3,426,169
Industrials (12.6%)
	Visa Inc. Class A	1,103,032	195,954
	Mastercard Inc. Class A	581,934	165,467
	Accenture plc Class A	447,851	115,232
	Union Pacific Corp.	420,918	82,003
	Raytheon Technologies Corp.	994,710	81,427
	United Parcel Service Inc. Class B	492,936	79,629
	Honeywell International Inc.	454,760	75,931
	Lockheed Martin Corp.	178,666	69,017
*	PayPal Holdings Inc.	781,886	67,297
	Automatic Data Processing Inc.	280,280	63,397
	Deere & Co.	185,748	62,019
	Caterpillar Inc.	356,502	58,495
	American Express Co.	379,530	51,202
*	Boeing Co.	401,617	48,628
	General Electric Co.	742,805	45,987
	Northrop Grumman Corp.	93,953	44,188
	3M Co.	374,024	41,330
	CSX Corp.	1,445,023	38,495
*	Fiserv Inc.	388,849	36,385
	Eaton Corp. plc	269,552	35,947
	General Dynamics Corp.	166,621	35,352
	Illinois Tool Works Inc.	188,041	33,970
	Norfolk Southern Corp.	158,701	33,272
	Sherwin-Williams Co.	157,211	32,189
	Fidelity National Information Services Inc.	410,841	31,047
	Emerson Electric Co.	399,386	29,243
	L3Harris Technologies Inc.	129,285	26,869
	Paychex Inc.	218,409	24,508

		Shares	Market Value ($000)
	Capital One Financial Corp.	259,293	23,899
	FedEx Corp.	158,760	23,571
	Johnson Controls International plc	465,847	22,929
	Trane Technologies plc	156,448	22,655
	Cintas Corp.	57,927	22,487
	Parker-Hannifin Corp.	86,878	21,051
	Global Payments Inc.	187,779	20,290
	Carrier Global Corp.	568,002	20,198
*	Block Inc. (XNYS)	360,280	19,812
	Cummins Inc.	95,357	19,406
*	Keysight Technologies Inc.	121,700	19,151
*	TransDigm Group Inc.	35,013	18,376
	Otis Worldwide Corp.	283,611	18,094
	Verisk Analytics Inc. Class A	105,860	18,052
	PACCAR Inc.	211,271	17,681
	PPG Industries Inc.	159,622	17,669
	AMETEK Inc.	155,437	17,628
	Old Dominion Freight Line Inc.	68,337	17,000
	Rockwell Automation Inc.	78,581	16,904
*	Mettler-Toledo International Inc.	15,214	16,494
	DuPont de Nemours Inc.	307,096	15,478
	WW Grainger Inc.	30,996	15,163
	Equifax Inc.	83,291	14,279
	Fortive Corp.	240,734	14,035
	Vulcan Materials Co.	85,691	13,514
	Martin Marietta Materials Inc.	41,930	13,505
*	United Rentals Inc.	46,991	12,693
	Quanta Services Inc.	97,785	12,457
	Ingersoll Rand Inc.	270,639	11,708
	Dover Corp.	97,132	11,324
*	Waters Corp.	40,279	10,856
*	Teledyne Technologies Inc.	31,863	10,753
	Xylem Inc.	121,046	10,575
	Ball Corp.	211,006	10,196
	IDEX Corp.	50,721	10,137
	Expeditors International of Washington Inc.	111,004	9,803
	Carlisle Cos. Inc.	34,725	9,737
	Westinghouse Air Brake Technologies Corp.	117,953	9,595
	Jacobs Solutions Inc.	85,903	9,320
	Synchrony Financial	329,354	9,284
*	Zebra Technologies Corp. Class A	34,817	9,122
*	Trimble Inc.	166,168	9,018
	Jack Henry & Associates Inc.	49,073	8,945
*	Bill.com Holdings Inc.	66,918	8,858
	JB Hunt Transport Services Inc.	55,900	8,744
*	FleetCor Technologies Inc.	47,766	8,415
	Textron Inc.	142,537	8,304
	HEICO Corp. Class A	72,264	8,283
	Booz Allen Hamilton Holding Corp. Class A	88,638	8,186
	Hubbell Inc. Class B	36,104	8,051
	CH Robinson Worldwide Inc.	83,079	8,001
	Howmet Aerospace Inc.	257,576	7,967
	TransUnion	129,111	7,681
*	Generac Holdings Inc.	43,010	7,662
	Stanley Black & Decker Inc.	99,362	7,473
	Nordson Corp.	34,839	7,395
	RPM International Inc.	88,155	7,344
	Snap-on Inc.	36,136	7,276

		Shares	Market Value ($000)
	Masco Corp.	151,444	7,071
	Packaging Corp. of America	62,918	7,065
*	Fair Isaac Corp.	16,936	6,978
	Graco Inc.	114,701	6,876
*	Paylocity Holding Corp.	27,872	6,733
	Crown Holdings Inc.	81,228	6,582
	AECOM	94,242	6,443
	Regal Rexnord Corp.	45,771	6,424
	Toro Co.	71,232	6,160
*	Builders FirstSource Inc.	104,172	6,138
	Advanced Drainage Systems Inc.	47,995	5,969
	Huntington Ingalls Industries Inc.	26,893	5,957
*	WillScot Mobile Mini Holdings Corp.	143,776	5,798
	Watsco Inc.	22,400	5,767
	Genpact Ltd.	125,252	5,482
	Allegion plc	60,107	5,390
	Robert Half International Inc.	70,333	5,380
	Westrock Co.	170,435	5,265
*	Axon Enterprise Inc.	45,206	5,233
	Knight-Swift Transportation Holdings Inc.	105,030	5,139
	Owens Corning	64,767	5,091
	Lincoln Electric Holdings Inc.	39,071	4,912
	Lennox International Inc.	21,959	4,890
	Fortune Brands Home & Security Inc.	90,243	4,845
*	Middleby Corp.	36,342	4,658
	Tetra Tech Inc.	36,023	4,630
	Cognex Corp.	109,953	4,558
*	Chart Industries Inc.	24,673	4,548
	Pentair plc	110,065	4,472
	Sealed Air Corp.	97,085	4,321
	A O Smith Corp.	88,412	4,295
	AptarGroup Inc.	44,139	4,195
	Graphic Packaging Holding Co.	207,483	4,096
	Sensata Technologies Holding plc	109,421	4,079
	Donaldson Co. Inc.	82,867	4,061
*	WESCO International Inc.	33,733	4,027
*	Berry Global Group Inc.	83,390	3,880
	MDU Resources Group Inc.	140,351	3,839
	EMCOR Group Inc.	33,204	3,834
	Valmont Industries Inc.	14,274	3,834
	AGCO Corp.	39,683	3,816
*	WEX Inc.	29,948	3,802
	Sonoco Products Co.	65,939	3,741
	MKS Instruments Inc.	44,840	3,706
*	FTI Consulting Inc.	22,008	3,647
	Curtiss-Wright Corp.	26,062	3,627
*	TopBuild Corp.	21,984	3,623
	ITT Inc.	55,274	3,612
	Landstar System Inc.	24,753	3,574
	nVent Electric plc	111,630	3,529
	Western Union Co.	257,294	3,473
	Acuity Brands Inc.	22,033	3,470
	Littelfuse Inc.	17,332	3,444
*	Saia Inc.	17,583	3,341
*	Mohawk Industries Inc.	36,154	3,297
*	Trex Co. Inc.	74,340	3,266
*	XPO Logistics Inc.	73,171	3,258
	Brunswick Corp.	49,658	3,250

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	21,268	3,134
*	Axalta Coating Systems Ltd.	148,782	3,133
	Oshkosh Corp.	44,352	3,117
	Woodward Inc.	38,529	3,092
*	AMN Healthcare Services Inc.	29,094	3,083
	BWX Technologies Inc.	60,453	3,045
	Exponent Inc.	33,835	2,966
*	ASGN Inc.	31,518	2,848
*	GXO Logistics Inc.	80,019	2,805
	MSA Safety Inc.	25,126	2,746
	Eagle Materials Inc.	25,208	2,702
	Applied Industrial Technologies Inc.	26,163	2,689
	Crane Holdings Co.	29,948	2,622
	Insperity Inc.	24,949	2,547
	Armstrong World Industries Inc.	31,596	2,503
	Louisiana-Pacific Corp.	48,524	2,484
*	MasTec Inc.	38,467	2,443
	Ryder System Inc.	32,295	2,438
*	Kirby Corp.	39,947	2,428
	Maximus Inc.	41,113	2,379
*	Euronet Worldwide Inc.	31,299	2,371
	Comfort Systems USA Inc.	24,277	2,363
	Zurn Elkay Water Solutions Corp.	96,193	2,357
*	Bloom Energy Corp. Class A	117,742	2,354
*	ATI Inc.	87,952	2,340
*	Fluor Corp.	93,757	2,334
	Silgan Holdings Inc.	54,843	2,306
*	Affirm Holdings Inc.	121,348	2,276
	Triton International Ltd.	41,343	2,263
	Watts Water Technologies Inc. Class A	17,974	2,260
	ManpowerGroup Inc.	34,902	2,258
	Simpson Manufacturing Co. Inc.	28,659	2,247
	MSC Industrial Direct Co. Inc. Class A	30,722	2,237
	Allison Transmission Holdings Inc.	65,311	2,205
	Franklin Electric Co. Inc.	26,913	2,199
	Air Lease Corp. Class A	70,174	2,176
	HB Fuller Co.	36,021	2,165
*	Marqeta Inc. Class A	304,067	2,165
*	Atkore Inc.	27,578	2,146
	GATX Corp.	25,012	2,130
	Flowserve Corp.	86,054	2,091
*	Aerojet Rocketdyne Holdings Inc.	51,868	2,074
*	Summit Materials Inc. Class A	78,396	1,878
*	Resideo Technologies Inc.	97,128	1,851
	John Bean Technologies Corp.	21,501	1,849
*	Dycom Industries Inc.	19,051	1,820
*	Atlas Air Worldwide Holdings Inc.	18,909	1,807
	Badger Meter Inc.	19,412	1,793
	Vontier Corp.	107,148	1,790
*	Beacon Roofing Supply Inc.	32,697	1,789
*	API Group Corp.	134,214	1,781
*	TriNet Group Inc.	24,877	1,772
	Korn Ferry	37,322	1,752
	Otter Tail Corp.	28,449	1,750
	Belden Inc.	29,070	1,745
	Herc Holdings Inc.	16,720	1,737
	UniFirst Corp.	10,327	1,737
	Matson Inc.	27,520	1,693

		Shares	Market Value ($000)
	Albany International Corp. Class A	21,365	1,684
	HEICO Corp.	11,684	1,682
	ABM Industries Inc.	43,753	1,673
	Forward Air Corp.	18,376	1,659
*	SPX Technologies Inc.	28,923	1,597
*	ACI Worldwide Inc.	75,775	1,584
	AAON Inc.	29,114	1,569
	EnerSys	26,790	1,558
	Federal Signal Corp.	41,498	1,549
*	Verra Mobility Corp. Class A	100,484	1,544
	Spirit AeroSystems Holdings Inc. Class A	69,658	1,527
*	Hub Group Inc. Class A	22,068	1,522
	Brink's Co.	31,284	1,515
	Hillenbrand Inc.	41,246	1,515
*	Mercury Systems Inc.	37,014	1,503
*	Enovix Corp.	80,290	1,472
*	Shift4 Payments Inc. Class A	32,791	1,463
	Werner Enterprises Inc.	38,312	1,441
	Altra Industrial Motion Corp.	42,816	1,439
*	CBIZ Inc.	33,504	1,433
	EVERTEC Inc.	45,301	1,420
	Encore Wire Corp.	12,045	1,392
*	O-I Glass Inc.	105,748	1,369
	McGrath RentCorp.	16,300	1,367
*	AeroVironment Inc.	16,307	1,359
*	Alight Inc. Class A	185,414	1,359
	Moog Inc. Class A	19,206	1,351
	ICF International Inc.	12,129	1,322
	Terex Corp.	44,161	1,313
	Kadant Inc.	7,686	1,282
*	Flywire Corp.	55,538	1,275
*	Itron Inc.	29,729	1,252
	ESCO Technologies Inc.	16,862	1,238
	Installed Building Products Inc.	15,005	1,215
	Brady Corp. Class A	29,059	1,213
	International Seaways Inc.	34,491	1,212
	EnPro Industries Inc.	14,248	1,211
	CSW Industrials Inc.	10,046	1,204
	Trinity Industries Inc.	55,583	1,187
*	AZEK Co. Inc. Class A	70,773	1,176
	ArcBest Corp.	16,119	1,172
	Greif Inc. Class A	19,469	1,160
	Kennametal Inc.	55,645	1,145
	Esab Corp.	33,761	1,126
	Helios Technologies Inc.	22,120	1,119
*	NV5 Global Inc.	8,986	1,113
*	Air Transport Services Group Inc.	45,824	1,104
	Mueller Water Products Inc. Class A	107,014	1,099
*	GMS Inc.	27,256	1,091
*	Masonite International Corp.	14,927	1,064
	Bread Financial Holdings Inc.	33,502	1,054
	Lindsay Corp.	7,356	1,054
*	Core & Main Inc. Class A	46,076	1,048
	ADT Inc.	139,561	1,045
*	Evo Payments Inc. Class A	30,913	1,029
	Griffon Corp.	34,636	1,022
*	Payoneer Global Inc.	166,561	1,008
*	MYR Group Inc.	11,381	964

		Shares	Market Value ($000)
*	Huron Consulting Group Inc.	14,488	960
	Barnes Group Inc.	33,140	957
*	Vicor Corp.	15,479	915
	Maxar Technologies Inc.	48,345	905
*	Veritiv Corp.	9,089	889
*	Kratos Defense & Security Solutions Inc.	84,867	862
*	Gibraltar Industries Inc.	20,893	855
	Alamo Group Inc.	6,965	852
*	AAR Corp.	23,665	848
*	PGT Innovations Inc.	39,130	820
	Kforce Inc.	13,498	792
	Marten Transport Ltd.	40,284	772
*	OSI Systems Inc.	10,692	770
*	CryoPort Inc.	31,264	762
*	TuSimple Holdings Inc. Class A	100,233	762
	Granite Construction Inc.	29,933	760
	Enerpac Tool Group Corp. Class A	40,961	730
*	Energy Recovery Inc.	32,726	711
	TriMas Corp.	28,333	710
*	Cross Country Healthcare Inc.	24,857	705
*	Construction Partners Inc. Class A	26,330	691
*	AvidXchange Holdings Inc.	81,650	687
*	Gates Industrial Corp. plc	68,764	671
	Standex International Corp.	8,184	668
*	Proto Labs Inc.	18,265	665
*	Proterra Inc.	132,229	658
*	BTRS Holdings Inc. Class A	70,675	654
*	CoreCivic Inc.	73,790	652
	Tennant Co.	11,376	643
*	Rocket Lab USA Inc.	157,239	640
*	LegalZoom.Com Inc.	74,609	639
*	Remitly Global Inc.	56,902	633
*	Hillman Solutions Corp.	83,456	629
*,1	Nikola Corp.	174,805	615
	Patrick Industries Inc.	14,015	614
*,1	Joby Aviation Inc.	141,342	612
*	Virgin Galactic Holdings Inc.	129,673	611
*	Green Dot Corp. Class A	32,065	609
*	Montrose Environmental Group Inc.	17,944	604
*	Hayward Holdings Inc.	66,901	593
*	Mirion Technologies Inc.	78,701	588
	Primoris Services Corp.	35,682	580
*	Aurora Innovation Inc.	261,523	578
	AZZ Inc.	15,672	572
	TTEC Holdings Inc.	12,779	566
*	Donnelley Financial Solutions Inc.	15,197	562
	Kaman Corp.	19,711	551
*,1	PureCycle Technologies Inc.	68,285	551
	Apogee Enterprises Inc.	14,390	550
	H&E Equipment Services Inc.	19,133	542
*	Napco Security Technologies Inc.	18,330	533
*	SP Plus Corp.	16,559	519
	Schneider National Inc. Class B	25,321	514
*	JELD-WEN Holding Inc.	58,537	512
*	International Money Express Inc.	21,778	496
	Columbus McKinnon Corp.	18,897	494
	Greenbrier Cos. Inc.	20,106	488
	Mesa Laboratories Inc.	3,399	479

		Shares	Market Value ($000)
*	First Advantage Corp.	37,156	477
*	American Woodmark Corp.	10,668	468
	Astec Industries Inc.	14,990	468
*	Modine Manufacturing Co.	34,967	452
	CRA International Inc.	5,015	445
	Deluxe Corp.	26,435	440
	Douglas Dynamics Inc.	15,634	438
	Shyft Group Inc.	21,374	437
	Wabash National Corp.	28,031	436
*	ZipRecruiter Inc. Class A	26,307	434
*,1	Desktop Metal Inc. Class A	167,096	433
*	Titan International Inc.	35,420	430
*	Titan Machinery Inc.	15,154	428
	Heartland Express Inc.	29,246	419
*	TrueBlue Inc.	21,435	409
*	Franklin Covey Co.	8,643	392
*	Janus International Group Inc.	43,664	389
	Resources Connection Inc.	21,381	386
	Myers Industries Inc.	23,354	385
*	Sterling Infrastructure Inc.	17,608	378
*	Transcat Inc.	4,995	378
	Quanex Building Products Corp.	20,720	376
	Chase Corp.	4,487	375
*	Repay Holdings Corp. Class A	53,054	375
*	Velo3D Inc.	94,353	372
*	Conduent Inc.	110,060	368
*	Thermon Group Holdings Inc.	23,090	356
	Heidrick & Struggles International Inc.	13,509	351
	Ennis Inc.	17,315	349
*	FARO Technologies Inc.	12,657	347
	Insteel Industries Inc.	12,847	341
	Barrett Business Services Inc.	4,348	339
	Gorman-Rupp Co.	14,174	337
*	Triumph Group Inc.	39,116	336
*	BlueLinx Holdings Inc.	5,178	322
*	Paya Holdings Inc.	51,639	316
*	Great Lakes Dredge & Dock Corp.	40,776	309
*	TaskUS Inc. Class A	19,113	308
*	Forrester Research Inc.	8,441	304
*	Ducommun Inc.	7,555	300
*	I3 Verticals Inc. Class A	14,839	297
*,1	Workhorse Group Inc.	100,038	287
	Kelly Services Inc. Class A	20,712	281
*	V2X Inc.	7,758	275
	Cadre Holdings Inc.	11,279	271
*	Vishay Precision Group Inc.	9,031	267
	Cass Information Systems Inc.	7,443	258
	Eagle Bulk Shipping Inc.	5,976	258
*	Sterling Check Corp.	14,516	256
*	Cimpress plc	10,377	254
*	Aspen Aerogels Inc.	27,159	250
	Argan Inc.	7,717	248
*	Custom Truck One Source Inc.	42,513	248
*	Infrastructure and Energy Alternatives Inc.	17,916	243
*	Hyliion Holdings Corp.	84,365	242
	Pactiv Evergreen Inc.	27,313	238
*	Hireright Holdings Corp.	15,290	233
	VSE Corp.	6,435	228

		Shares	Market Value ($000)
*	CIRCOR International Inc.	13,776	227
	Allied Motion Technologies Inc.	7,902	226
*	Aersale Corp.	12,091	224
*	Babcock & Wilcox Enterprises Inc.	34,947	223
*	DXP Enterprises Inc.	9,402	223
*	Archer Aviation Inc. Class A	85,224	222
	Pitney Bowes Inc.	94,629	220
*	Target Hospitality Corp.	16,634	210
*	BrightView Holdings Inc.	25,317	201
*	Vivint Smart Home Inc.	30,076	198
*	Microvast Holdings Inc.	108,265	196
	National Presto Industries Inc.	2,968	193
*	IES Holdings Inc.	6,774	187
*	DHI Group Inc.	34,401	185
	Covenant Logistics Group Inc. Class A	6,345	182
*	Yellow Corp.	35,952	182
*	ShotSpotter Inc.	6,306	181
	REV Group Inc.	15,944	176
*,1	Danimer Scientific Inc.	58,942	174
*	Daseke Inc.	32,052	173
*	Hudson Technologies Inc.	23,217	171
*	Blade Air Mobility Inc.	41,940	169
*	CS Disco Inc.	16,686	167
	United States Lime & Minerals Inc.	1,592	163
*	Radiant Logistics Inc.	28,389	162
*	Manitowoc Co. Inc.	20,774	161
*	CECO Environmental Corp.	18,094	160
	Powell Industries Inc.	7,406	156
*	Overseas Shipholding Group Inc. Class A	49,959	148
*	PFSweb Inc.	15,856	148
	Universal Logistics Holdings Inc.	4,679	148
*	Velodyne Lidar Inc.	155,804	148
*,1	Virgin Orbit Holdings Inc.	48,211	148
*	Astronics Corp.	18,393	145
	Information Services Group Inc.	30,277	144
*	Concrete Pumping Holdings Inc.	22,106	143
*	Acacia Research Corp.	35,109	142
*	Markforged Holding Corp.	71,461	141
*	Tutor Perini Corp.	24,689	136
*	Cantaloupe Inc.	38,378	134
	Miller Industries Inc.	6,057	129
*	Willdan Group Inc.	8,638	128
*,1	View Inc.	95,251	128
*	Atlas Technical Consultants Inc.	18,945	126
	Kronos Worldwide Inc.	12,662	118
*	Sarcos Technology and Robotics Corp.	52,552	117
*	Advantage Solutions Inc.	53,753	114
	Hyster-Yale Materials Handling Inc.	5,244	113
	Park Aerospace Corp.	10,255	113
	Hurco Cos. Inc.	5,040	113
*	RCM Technologies Inc.	6,698	112
*	Blue Bird Corp.	13,070	109
*	Atlanticus Holdings Corp.	4,164	109
*	Distribution Solutions Group Inc.	3,849	108
*	Twin Disc Inc.	9,394	108
*	Hill International Inc.	32,680	108
*	PAM Transportation Services Inc.	3,326	103
*	Paymentus Holdings Inc. Class A	10,632	103

		Shares	Market Value ($000)
*	BlackSky Technology Inc.	67,765	102
*	SKYX Platforms Corp.	27,010	100
*	Iteris Inc.	33,154	98
*	Ranpak Holdings Corp. Class A	28,481	97
*	Hudson Global Inc.	2,857	96
*	Commercial Vehicle Group Inc.	21,010	95
	BGSF Inc.	8,582	95
*	Evolv Technologies Holdings Inc.	44,649	95
*	Performant Financial Corp.	51,043	94
*	Core Molding Technologies Inc.	9,054	90
*	Gencor Industries Inc.	9,715	88
*	Luna Innovations Inc.	19,734	88
*	Hyzon Motors Inc.	51,124	87
*	Paysign Inc.	34,843	83
*	Moneylion Inc.	92,724	83
	LSI Industries Inc.	10,683	82
*	BM Technologies Inc. (XASE)	12,201	82
*	Spire Global Inc.	74,685	81
	Park-Ohio Holdings Corp.	7,053	80
	Graham Corp.	9,026	79
*	L B Foster Co. Class A	7,870	77
*	Skillsoft Corp.	40,845	75
*	Bowman Consulting Group Ltd. Class A	5,072	74
*	VirTra Inc.	13,519	73
*	Manitex International Inc.	12,574	72
*	Smith-Midland Corp.	2,675	72
*	Orion Group Holdings Inc.	27,064	71
*	DLH Holdings Corp.	5,768	71
*	AEye Inc.	63,833	71
	ARC Document Solutions Inc.	30,422	69
*	Karat Packaging Inc.	4,292	69
*	EVI Industries Inc.	3,692	67
*	Mistras Group Inc.	15,007	67
*	Quad/Graphics Inc.	26,173	67
*	Momentus Inc.	48,123	66
	Hirequest Inc.	4,907	63
*	FreightCar America Inc.	16,584	62
*	Limbach Holdings Inc.	8,177	62
*	Latch Inc.	64,981	62
*	CPI Card Group Inc.	3,492	55
*	Byrna Technologies Inc.	11,420	54
*	Alpha Pro Tech Ltd.	12,073	49
*	RF Industries Ltd.	8,155	47
*	Hydrofarm Holdings Group Inc.	23,262	45
*	Lightning eMotors Inc.	28,794	45
*	US Xpress Enterprises Inc. Class A	17,513	43
*	Astra Space Inc.	70,427	43
*,1	Wrap Technologies Inc.	24,753	42
*,1	Eos Energy Enterprises Inc.	25,092	42
*	Energous Corp.	36,561	38
*	Mayville Engineering Co. Inc.	5,637	37
*,1	Xos Inc.	30,722	37
*	Innovative Solutions and Support Inc.	3,690	32
*	Orion Energy Systems Inc.	20,324	32
*	Frequency Electronics Inc.	5,508	32
*	Berkshire Grey Inc.	19,018	32
*	IZEA Worldwide Inc.	43,567	31
*	Aikido Pharma Inc.	4,463	31

		Shares	Market Value ($000)
*	StarTek Inc.	9,990	30
*	Redwire Corp.	11,752	28
*	LightPath Technologies Inc. Class A	25,635	27
*	Williams Industrial Services Group Inc.	16,026	24
*	ENGlobal Corp.	18,051	23
*	Horizon Global Corp.	17,601	22
*	Rekor Systems Inc.	22,282	22
*	Usio Inc.	16,474	21
	Mega Matrix Corp.	12,430	21
*	Biotricity Inc.	26,299	21
*	ClearSign Technologies Corp.	20,576	19
*	Bitnile Holdings Inc.	102,278	19
*	INNOVATE Corp.	25,298	18
*	AgEagle Aerial Systems Inc.	37,077	17
*,1	Orbital Energy Group Inc.	30,739	15
*	MICT Inc.	17,283	12
*	Agrify Corp.	11,061	5
			3,032,632
Other (0.0%)[3]
*,2	Esc Lubys Inc.	14,037	25
*,2	Omthera Pharmaceutical Inc. CVR	31,662	8
*,2	Contra Strongbridge CVR	45,385	8
*,2	Alexza Pharmaceuticals CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Contra Adamas Pharmace CVR	30,505	2
*,2	Contra Adamas Pharmace CVR	30,505	2
*,2	Contra Miragen Therape CVR	67,673	1
[2]	Esc Srax Inc.	18,450	1
*,2	Spirit MTA REIT	58,489	—
*,2	Ambit Biosciences Corp. CVR	29,736	—
			52
Real Estate (3.5%)
	American Tower Corp.	314,098	67,437
	Prologis Inc.	500,000	50,800
	Crown Castle Inc.	292,154	42,231
	Equinix Inc.	61,460	34,961
	Public Storage	100,592	29,454
	Realty Income Corp.	417,659	24,308
	SBA Communications Corp. Class A	72,849	20,736
	Welltower Inc.	312,813	20,120
	Simon Property Group Inc.	221,175	19,850
	VICI Properties Inc.	651,026	19,433
	Digital Realty Trust Inc.	194,801	19,320
*	CoStar Group Inc.	267,821	18,654
	AvalonBay Communities Inc.	94,608	17,426
	Equity Residential	241,488	16,233
	Extra Space Storage Inc.	90,578	15,644
	Alexandria Real Estate Equities Inc.	109,624	15,368
	Weyerhaeuser Co.	499,637	14,270
	Invitation Homes Inc.	413,177	13,953
*	CBRE Group Inc. Class A	206,465	13,938
	Duke Realty Corp.	258,709	12,470
	Mid-America Apartment Communities Inc.	77,723	12,053
	Sun Communities Inc.	83,549	11,307
	Ventas Inc.	268,585	10,789
	Essex Property Trust Inc.	43,840	10,619
	WP Carey Inc.	130,991	9,143

		Shares	Market Value ($000)
	UDR Inc.	218,277	9,104
	Iron Mountain Inc.	197,446	8,682
	Camden Property Trust	72,492	8,659
	Healthpeak Properties Inc.	366,624	8,403
	Host Hotels & Resorts Inc.	489,266	7,770
	Kimco Realty Corp.	417,326	7,683
	Gaming and Leisure Properties Inc.	165,449	7,319
	Equity LifeStyle Properties Inc.	114,029	7,166
	Boston Properties Inc.	94,470	7,082
	Life Storage Inc.	57,854	6,408
	American Homes 4 Rent Class A	189,453	6,216
	Regency Centers Corp.	115,089	6,198
	CubeSmart	150,241	6,019
	Rexford Industrial Realty Inc.	114,748	5,967
	Healthcare Realty Trust Inc. Class A Blank	264,329	5,511
	STORE Capital Corp.	173,854	5,447
	Lamar Advertising Co. Class A	60,313	4,975
	Federal Realty Investment Trust	54,331	4,896
*	Jones Lang LaSalle Inc.	32,106	4,850
	Medical Properties Trust Inc.	402,754	4,777
	National Retail Properties Inc.	118,384	4,719
	Omega Healthcare Investors Inc.	156,868	4,626
	Americold Realty Trust Inc.	180,895	4,450
	EastGroup Properties Inc.	29,268	4,225
	Apartment Income REIT Corp.	104,163	4,023
	First Industrial Realty Trust Inc.	89,447	4,008
	Brixmor Property Group Inc.	200,652	3,706
	Agree Realty Corp.	53,549	3,619
	STAG Industrial Inc.	119,676	3,402
	Kilroy Realty Corp.	79,309	3,340
	Spirit Realty Capital Inc.	91,592	3,312
	Rayonier Inc.	97,857	2,933
*	Zillow Group Inc. Class C	98,248	2,811
	Vornado Realty Trust	115,078	2,665
	Ryman Hospitality Properties Inc.	35,750	2,631
	Terreno Realty Corp.	48,282	2,558
	Kite Realty Group Trust	145,349	2,503
	Independence Realty Trust Inc.	148,204	2,479
	National Storage Affiliates Trust	58,114	2,416
	Cousins Properties Inc.	103,299	2,412
	Physicians Realty Trust	151,196	2,274
	Phillips Edison & Co. Inc.	78,936	2,214
	PotlatchDeltic Corp.	51,717	2,122
	Sabra Health Care REIT Inc.	157,343	2,064
	Douglas Emmett Inc.	112,539	2,018
	Apple Hospitality REIT Inc.	138,893	1,953
	Highwoods Properties Inc.	70,620	1,904
	Essential Properties Realty Trust Inc.	94,908	1,846
	EPR Properties	50,349	1,806
	Corporate Office Properties Trust	76,474	1,777
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	58,726	1,758
*	Equity Commonwealth	71,446	1,740
	SL Green Realty Corp.	43,267	1,738
	LXP Industrial Trust	184,770	1,693
	Innovative Industrial Properties Inc.	18,774	1,662
	National Health Investors Inc.	28,389	1,605
	Broadstone Net Lease Inc.	99,116	1,539
	Park Hotels & Resorts Inc.	135,429	1,525

		Shares	Market Value ($000)
	Outfront Media Inc.	96,871	1,471
	JBG SMITH Properties	78,777	1,464
	DigitalBridge Group Inc.	112,145	1,403
*	Sunstone Hotel Investors Inc.	143,054	1,348
*	Howard Hughes Corp.	24,144	1,337
	SITE Centers Corp.	123,954	1,328
	Four Corners Property Trust Inc.	53,070	1,284
	Pebblebrook Hotel Trust	86,241	1,251
	CareTrust REIT Inc.	66,620	1,207
	Kennedy-Wilson Holdings Inc.	78,072	1,207
*	Cushman & Wakefield plc	103,612	1,186
	RLJ Lodging Trust	107,952	1,092
	Uniti Group Inc.	154,821	1,076
	Macerich Co.	134,266	1,066
	Retail Opportunity Investments Corp.	76,879	1,058
	LTC Properties Inc.	28,025	1,050
*	DiamondRock Hospitality Co.	139,017	1,044
*	Xenia Hotels & Resorts Inc.	75,029	1,035
*	Zillow Group Inc. Class A	35,979	1,030
	Brandywine Realty Trust	152,509	1,029
	Hudson Pacific Properties Inc.	93,473	1,024
	Washington REIT	57,599	1,011
	Urban Edge Properties	75,493	1,007
	Easterly Government Properties Inc. Class A	62,325	983
*	Opendoor Technologies Inc.	314,564	978
	Piedmont Office Realty Trust Inc. Class A	87,467	924
	Tanger Factory Outlet Centers Inc.	66,603	911
	InvenTrust Properties Corp.	42,190	900
*	Alexander & Baldwin Inc.	50,746	841
	St. Joe Co.	25,913	830
	Acadia Realty Trust	64,636	816
	American Assets Trust Inc.	31,414	808
	Paramount Group Inc.	126,393	787
	Newmark Group Inc. Class A	97,121	783
	Global Net Lease Inc.	70,887	755
	NETSTREIT Corp.	41,260	735
	Apartment Investment and Management Co. Class A	100,573	734
	Centerspace	10,834	729
	Getty Realty Corp.	26,781	720
	Empire State Realty Trust Inc. Class A	104,875	688
	NexPoint Residential Trust Inc.	14,507	670
*	GEO Group Inc.	83,209	641
*	Veris Residential Inc.	55,856	635
*	Anywhere Real Estate Inc.	75,557	613
	Service Properties Trust	115,936	602
	eXp World Holdings Inc.	53,058	595
	Marcus & Millichap Inc.	17,332	568
	Necessity Retail REIT Inc.	93,275	548
	Office Properties Income Trust	37,511	527
*,1	WeWork Inc. Class A	194,046	514
	UMH Properties Inc.	31,696	512
	Community Healthcare Trust Inc.	15,063	493
	Bluerock Residential Growth REIT Inc. Class A	18,264	489
	RPT Realty	62,258	471
*	Radius Global Infrastructure Inc. Class A (XNMS)	49,974	471
*	Summit Hotel Properties Inc.	68,662	461
	Armada Hoffler Properties Inc.	42,862	445
	Gladstone Land Corp.	24,565	445

		Shares	Market Value ($000)
*	Compass Inc. Class A	180,070	418
	Farmland Partners Inc.	32,368	410
	Plymouth Industrial REIT Inc.	24,249	408
	Universal Health Realty Income Trust	9,247	400
*	Redfin Corp.	66,870	391
	Gladstone Commercial Corp.	24,306	377
	Global Medical REIT Inc.	42,151	359
	Ares Commercial Real Estate Corp.	31,908	333
	Orion Office REIT Inc.	37,533	328
*	Chatham Lodging Trust	33,089	327
	Saul Centers Inc.	8,496	319
	Safehold Inc.	11,978	317
	Urstadt Biddle Properties Inc. Class A	19,081	296
	City Office REIT Inc.	29,623	295
	Whitestone REIT	32,634	276
	Bridge Investment Group Holdings Inc. Class A	18,625	270
	Alexander's Inc.	1,287	269
	RE/MAX Holdings Inc. Class A	14,143	267
	RMR Group Inc. Class A	10,594	251
	Industrial Logistics Properties Trust	43,462	239
*	Tejon Ranch Co.	15,750	227
	Indus Realty Trust Inc.	4,054	212
*	Seritage Growth Properties Class A	23,441	211
	Postal Realty Trust Inc. Class A	13,499	198
	Braemar Hotels & Resorts Inc.	44,461	191
*	FRP Holdings Inc.	3,443	187
*	Hersha Hospitality Trust Class A	23,243	185
	One Liberty Properties Inc.	8,824	185
	Douglas Elliman Inc.	43,451	178
	Diversified Healthcare Trust	174,895	173
	CTO Realty Growth Inc.	9,165	172
	Franklin Street Properties Corp.	62,401	164
*	Forestar Group Inc.	14,252	159
	BRT Apartments Corp.	7,749	157
*	Ashford Hospitality Trust Inc.	20,163	137
*	Stratus Properties Inc.	5,338	124
	Clipper Realty Inc.	14,188	99
	Alpine Income Property Trust Inc.	6,005	97
	Modiv Inc. Class C REIT	6,088	89
	CIM Commercial Trust Corp.	13,505	86
*	Maui Land & Pineapple Co. Inc.	7,827	72
	Global Self Storage Inc.	8,627	51
*	Sotherly Hotels Inc.	18,957	36
*	Offerpad Solutions Inc.	29,885	36
*	Fathom Holdings Inc.	5,453	29
*	Power REIT	2,325	25
*	Rafael Holdings Inc. Class B	13,424	24
	New York City REIT Inc. Class A	7,408	24
*,1	Pennsylvania REIT	3,272	10
			834,443
Technology (24.9%)
	Apple Inc.	10,305,097	1,424,164
	Microsoft Corp.	5,033,678	1,172,344
*	Alphabet Inc. Class A	4,059,268	388,269
*	Alphabet Inc. Class C	3,523,662	338,800
*	Meta Platforms Inc. Class A	1,539,918	208,936
	NVIDIA Corp.	1,603,967	194,706
	Broadcom Inc.	258,812	114,915

		Shares	Market Value ($000)
	Texas Instruments Inc.	615,562	95,277
*	Salesforce Inc.	638,841	91,891
*	Adobe Inc.	315,987	86,960
	QUALCOMM Inc.	757,981	85,637
	International Business Machines Corp.	609,038	72,360
	Intel Corp.	2,769,916	71,381
	Intuit Inc.	180,735	70,002
*	Advanced Micro Devices Inc.	1,090,902	69,120
	Oracle Corp.	989,037	60,400
*	ServiceNow Inc.	136,305	51,470
	Analog Devices Inc.	347,060	48,359
	Applied Materials Inc.	581,603	47,651
	Micron Technology Inc.	744,838	37,316
	Lam Research Corp.	92,287	33,777
*	Palo Alto Networks Inc.	202,278	33,131
*	Synopsys Inc.	103,415	31,594
*	Snowflake Inc. Class A	182,977	31,099
*	Cadence Design Systems Inc.	185,138	30,257
	KLA Corp.	95,643	28,944
*	Autodesk Inc.	147,225	27,502
	Amphenol Corp. Class A	401,509	26,885
	Roper Technologies Inc.	71,472	25,704
	Marvell Technology Inc.	580,190	24,896
	TE Connectivity Ltd.	215,931	23,830
	Microchip Technology Inc.	372,786	22,751
*	Crowdstrike Holdings Inc. Class A	137,539	22,668
*	Fortinet Inc.	453,798	22,295
*	Workday Inc. Class A	135,091	20,564
	Cognizant Technology Solutions Corp. Class A	349,717	20,088
*	Twitter Inc.	440,278	19,302
*	ON Semiconductor Corp.	294,338	18,346
	VMware Inc. Class A	156,522	16,663
*	Datadog Inc. Class A	178,094	15,811
	HP Inc.	632,752	15,768
	Corning Inc.	516,159	14,979
	CDW Corp.	91,593	14,296
*	Gartner Inc.	50,782	14,051
*	EPAM Systems Inc.	36,918	13,371
*	ANSYS Inc.	59,759	13,249
*	Paycom Software Inc.	34,308	11,321
	Monolithic Power Systems Inc.	29,889	10,862
*	VeriSign Inc.	61,827	10,739
*	Zoom Video Communications Inc. Class A	143,700	10,575
	Hewlett Packard Enterprise Co.	871,778	10,444
*	Cloudflare Inc. Class A	180,544	9,986
*	Tyler Technologies Inc.	27,911	9,699
*	DoorDash Inc. Class A	192,484	9,518
*	Zscaler Inc.	57,238	9,408
	Skyworks Solutions Inc.	109,295	9,320
*	Match Group Inc.	194,075	9,267
	NetApp Inc.	147,866	9,146
*	Pinterest Inc. Class A	391,769	9,128
*	Palantir Technologies Inc. Class A	1,121,963	9,122
*	ZoomInfo Technologies Inc. Class A	216,869	9,035
[2]	Citrix Systems Inc.	85,550	8,897
*	MongoDB Inc. Class A	44,137	8,764
*	Wolfspeed Inc.	83,395	8,620
*	Akamai Technologies Inc.	106,962	8,591

		Shares	Market Value ($000)
	Entegris Inc.	100,114	8,311
*	HubSpot Inc.	30,723	8,299
*	Splunk Inc.	107,842	8,110
*	Twilio Inc. Class A	116,774	8,074
	Leidos Holdings Inc.	91,474	8,001
	Teradyne Inc.	105,259	7,910
*	GoDaddy Inc. Class A	104,927	7,437
*	PTC Inc.	71,096	7,437
	NortonLifeLock Inc.	369,228	7,436
*	DocuSign Inc. Class A	133,858	7,157
	Seagate Technology Holdings plc	133,163	7,088
	SS&C Technologies Holdings Inc.	145,542	6,950
*	Snap Inc. Class A	702,848	6,902
*	Western Digital Corp.	212,022	6,901
*	Black Knight Inc.	99,630	6,449
*	Zendesk Inc.	84,083	6,399
	Dell Technologies Inc. Class C	171,687	5,867
*	F5 Inc.	39,972	5,785
*	Okta Inc.	101,077	5,748
*	Manhattan Associates Inc.	41,967	5,583
*	Qorvo Inc.	69,450	5,515
*	Ceridian HCM Holding Inc.	97,326	5,439
*	Avalara Inc.	59,064	5,422
*	Pure Storage Inc. Class A	196,529	5,379
	Jabil Inc.	82,602	4,767
*	Dynatrace Inc.	135,061	4,701
	Bentley Systems Inc. Class B	153,398	4,692
*	Aspen Technology Inc.	19,651	4,681
*	Change Healthcare Inc.	165,511	4,550
*	Lattice Semiconductor Corp.	91,883	4,522
*,1	Unity Software Inc.	140,785	4,485
*	Arrow Electronics Inc.	44,191	4,074
*	CACI International Inc. Class A	15,566	4,064
	KBR Inc.	92,425	3,995
*	Dropbox Inc. Class A	183,854	3,809
*	DXC Technology Co.	154,137	3,773
*	Guidewire Software Inc.	60,700	3,738
*	Elastic NV	50,717	3,638
*	Five9 Inc.	46,684	3,500
	National Instruments Corp.	88,296	3,332
	Science Applications International Corp.	37,122	3,283
*	Toast Inc. Class A	196,040	3,278
*	Qualys Inc.	23,251	3,241
*	SentinelOne Inc. Class A	125,457	3,207
*	Nutanix Inc. Class A	152,564	3,178
	Switch Inc. Class A	92,126	3,104
*	Rogers Corp.	12,594	3,046
*	SPS Commerce Inc.	24,129	2,998
*	Coupa Software Inc.	50,901	2,993
	Concentrix Corp.	26,208	2,926
*	IAC/InterActiveCorp.	52,471	2,906
*	Smartsheet Inc. Class A	82,678	2,841
*	Silicon Laboratories Inc.	22,055	2,722
	Universal Display Corp.	28,680	2,706
	Dolby Laboratories Inc. Class A	41,082	2,676
*	Novanta Inc.	22,596	2,613
*	Synaptics Inc.	26,240	2,598
*	Tenable Holdings Inc.	73,973	2,574

		Shares	Market Value ($000)
*	Coherent Corp. Common Stock	73,850	2,574
*	Cirrus Logic Inc.	37,310	2,567
*	UiPath Inc. Class A	201,738	2,544
	Power Integrations Inc.	37,807	2,432
	TD SYNNEX Corp.	29,224	2,373
*	Fabrinet	24,400	2,329
*	RingCentral Inc. Class A	57,508	2,298
*	Procore Technologies Inc.	46,342	2,293
*	Box Inc. Class A	93,543	2,282
	Avnet Inc.	62,924	2,273
*	AppLovin Corp. Class A	116,262	2,266
*	Workiva Inc. Class A	28,856	2,245
*	Alteryx Inc. Class A	39,374	2,199
*	Onto Innovation Inc.	34,036	2,180
	Dun & Bradstreet Holdings Inc.	175,395	2,173
*	Blackline Inc.	36,261	2,172
	Azenta Inc.	50,094	2,147
*	Alarm.com Holdings Inc.	31,916	2,070
*	Teradata Corp.	66,129	2,054
*	Ziff Davis Inc.	29,718	2,035
*	Varonis Systems Inc. Class B	73,993	1,962
	Vertiv Holdings Co. Class A	200,743	1,951
*	Diodes Inc.	29,562	1,919
*	Insight Enterprises Inc.	23,203	1,912
*	New Relic Inc.	33,328	1,912
	Advanced Energy Industries Inc.	24,624	1,906
*	IPG Photonics Corp.	22,283	1,880
*	Rambus Inc.	73,078	1,858
*	MACOM Technology Solutions Holdings Inc. Class H	35,550	1,841
*	Confluent Inc. Class A	76,194	1,811
*	nCino Inc.	52,500	1,791
*	Gitlab Inc. Class A	34,001	1,742
*	Sanmina Corp.	36,684	1,690
*	NCR Corp.	87,307	1,660
*	Envestnet Inc.	36,775	1,633
*	Super Micro Computer Inc.	29,536	1,627
*	Plexus Corp.	18,256	1,599
*	MaxLinear Inc.	48,538	1,583
*	Rapid7 Inc.	36,817	1,579
	Vishay Intertechnology Inc.	88,295	1,571
*	Yelp Inc. Class A	45,228	1,534
*	Blackbaud Inc.	34,647	1,527
*	Sprout Social Inc. Class A	25,123	1,524
*	Perficient Inc.	23,063	1,500
*	Altair Engineering Inc. Class A	33,425	1,478
*	CommVault Systems Inc.	27,735	1,471
*	Covetrus Inc.	70,081	1,463
*	NetScout Systems Inc.	45,742	1,433
*	Verint Systems Inc.	42,201	1,417
*	Ambarella Inc.	24,503	1,377
*,1	MicroStrategy Inc. Class A	6,232	1,323
*	FormFactor Inc.	51,949	1,301
*	Semtech Corp.	43,375	1,276
*	Axcelis Technologies Inc.	21,025	1,273
*	Ping Identity Holding Corp.	44,904	1,260
	Amkor Technology Inc.	73,367	1,251
*	Clear Secure Inc. Class A	54,186	1,239
*	Appfolio Inc. Class A	11,806	1,236

		Shares	Market Value ($000)
*	Xometry Inc. Class A	21,644	1,229
*	Q2 Holdings Inc.	37,927	1,221
*	Freshworks Inc. Class A	93,782	1,216
	Progress Software Corp.	28,503	1,213
*	DoubleVerify Holdings Inc.	44,146	1,207
*	Bumble Inc. Class A	55,706	1,197
*	DigitalOcean Holdings Inc.	32,785	1,186
*	PagerDuty Inc.	51,034	1,177
*	KnowBe4 Inc. Class A	55,860	1,162
*	Kyndryl Holdings Inc.	137,503	1,137
*	Allscripts Healthcare Solutions Inc.	73,410	1,118
*	Impinj Inc.	13,882	1,111
*	Appian Corp. Class A	26,466	1,081
	CSG Systems International Inc.	20,117	1,064
*	Asana Inc. Class A	47,421	1,054
*	Upwork Inc.	77,008	1,049
*	Paycor HCM Inc.	35,259	1,042
*	TechTarget Inc.	17,409	1,031
*	JFrog Ltd.	44,621	987
*	Jamf Holding Corp.	43,709	969
*	Allegro MicroSystems Inc.	43,490	950
	Xperi Holding Corp.	66,422	939
*	Parsons Corp.	23,883	936
	Xerox Holdings Corp.	70,641	924
*	CCC Intelligent Solutions Holdings Inc.	101,279	922
*	Digital Turbine Inc.	63,745	919
*	Cargurus Inc.	64,165	909
*	E2open Parent Holdings Inc.	145,740	885
	CTS Corp.	21,171	882
	Pegasystems Inc.	26,814	862
*	TTM Technologies Inc.	65,220	860
*	Schrodinger Inc.	34,090	852
	Methode Electronics Inc.	22,898	851
*,1	Braze Inc. Class A	23,466	817
*	C3.ai Inc. Class A	65,129	814
	Shutterstock Inc.	15,968	801
*	Model N Inc.	23,355	799
*	Sitime Corp.	10,111	796
*	Cohu Inc.	30,757	793
*	Everbridge Inc.	25,682	793
*	LiveRamp Holdings Inc.	42,777	777
*	Squarespace Inc. Class A	35,056	749
*	HashiCorp Inc. Class A	22,903	737
*	ePlus Inc.	17,460	725
*	Ultra Clean Holdings Inc.	27,326	704
*	Agilysys Inc.	12,566	696
*	Fastly Inc. Class A	75,779	694
*	Planet Labs PBC	127,335	691
*	Samsara Inc. Class A	55,617	671
*	Qualtrics International Inc. Class A	65,828	670
*	3D Systems Corp.	82,041	655
*	PROS Holdings Inc.	26,324	650
*	Veeco Instruments Inc.	34,501	632
*	Grid Dynamics Holdings Inc.	33,392	625
*	Consensus Cloud Solutions Inc.	13,083	619
	A10 Networks Inc.	45,556	605
*	Duck Creek Technologies Inc.	50,225	595
*	Matterport Inc.	154,978	587

		Shares	Market Value ($000)
	Benchmark Electronics Inc.	23,157	574
*	BigCommerce Holdings Inc. Series 1	38,476	569
*	Photronics Inc.	38,305	560
*	Zuora Inc. Class A	75,795	559
*	Thoughtworks Holding Inc.	52,907	555
	Simulations Plus Inc.	11,396	553
*	Credo Technology Group Holding Ltd.	49,758	547
*	Magnite Inc.	81,762	537
*	PAR Technology Corp.	17,488	516
*	PDF Solutions Inc.	20,937	514
*	LivePerson Inc.	52,410	494
*	Zeta Global Holdings Corp. Class A	74,666	494
*	Amplitude Inc. Class A	31,729	491
*	Momentive Global Inc.	84,036	488
*,1	IonQ Inc.	95,852	486
*	Avid Technology Inc.	20,859	485
*	Sprinklr Inc. Class A	52,477	484
*	SMART Global Holdings Inc.	30,423	483
*	Ichor Holdings Ltd.	19,830	480
*	ScanSource Inc.	18,137	479
*	PubMatic Inc. Class A	28,783	479
*	Informatica Inc. Class A	23,804	478
*	Olo Inc. Class A	59,939	474
*	ChannelAdvisor Corp.	20,154	457
*	Sumo Logic Inc.	60,513	454
*	Alpha & Omega Semiconductor Ltd.	14,574	448
*	Expensify Inc. Class A	28,100	418
*,1	MicroVision Inc.	114,050	412
*	Cerence Inc.	25,730	405
	PC Connection Inc.	8,917	402
*	N-Able Inc.	42,736	394
*	CEVA Inc.	14,137	371
*	Vimeo Inc.	90,615	362
*	EngageSmart Inc.	17,183	356
*	Alkami Technology Inc.	23,211	349
*	Domo Inc. Class B	19,163	345
*	Vertex Inc. Class A	25,175	344
*	Definitive Healthcare Corp. Class A	22,087	343
*	AvePoint Inc.	84,821	340
*,1	indie Semiconductor Inc.	46,377	339
*	Unisys Corp.	44,617	337
*	Yext Inc.	75,645	337
*	Blend Labs Inc. Class A	152,098	336
	American Software Inc. Class A	21,893	335
*	ACM Research Inc. Class A	26,853	335
	Ebix Inc.	17,532	333
*	ForgeRock Inc. Class A	22,672	329
*	Eventbrite Inc. Class A	51,607	314
	Hackett Group Inc.	16,910	300
*	Kimball Electronics Inc.	17,220	295
*	Telos Corp.	33,040	294
*	CyberOptics Corp.	5,061	272
*	nLight Inc.	28,567	270
*	Mitek Systems Inc.	29,293	268
*	Tucows Inc. Class A	6,570	246
*	Aehr Test Systems	17,471	246
*	Edgio Inc.	88,134	245
*,1	UserTesting Inc.	60,380	237

		Shares	Market Value ($000)
*	Couchbase Inc.	16,504	236
*	Core Scientific Inc.	176,314	229
*	SolarWinds Corp.	28,380	220
*	EverCommerce Inc.	19,639	215
*	SmartRent Inc.	93,341	212
*	Nextdoor Holdings Inc.	75,268	210
*	OneSpan Inc.	24,049	207
*	ON24 Inc.	23,181	204
*	Rackspace Technology Inc.	48,958	200
*	Intapp Inc.	10,477	196
*	SEMrush Holdings Inc. Class A	16,908	190
*	AXT Inc.	28,066	188
*	Bandwidth Inc. Class A	14,853	177
*	Identiv Inc.	13,996	176
*	NerdWallet Inc. Class A	19,891	176
*	Rimini Street Inc.	35,452	165
*	Brightcove Inc.	25,456	160
*	Upland Software Inc.	19,213	156
*	Innovid Corp.	57,432	156
	NVE Corp.	3,259	152
	Richardson Electronics Ltd.	10,034	152
*	Digimarc Corp.	11,148	151
*	Benefitfocus Inc.	22,947	146
*	MeridianLink Inc.	8,932	145
*	Atomera Inc.	14,264	144
*	Aeva Technologies Inc.	76,978	144
	Vivid Seats Inc. Class A	18,390	141
*	Mediaalpha Inc. Class A	15,378	135
*	Porch Group Inc.	55,645	125
*,1	Vinco Ventures Inc.	133,125	124
*	Transphorm Inc.	24,701	124
*	Diebold Nixdorf Inc.	49,241	120
*	Weave Communications Inc.	23,557	119
*	Arena Group Holdings Inc.	8,236	108
*	Cyxtera Technologies Inc.	26,115	107
*	Quantum Corp.	98,136	106
*,1	System1 Inc.	16,725	105
*,1	Veritone Inc.	18,337	103
*	Immersion Corp.	18,110	99
*	Skillz Inc. Class A	93,761	96
*	TrueCar Inc.	62,905	95
*	eGain Corp.	12,737	94
*	Computer Task Group Inc.	13,414	90
*	Embark Technology Inc.	11,962	89
*	Glimpse Group Inc./The	16,750	89
*,1	Avaya Holdings Corp.	55,075	88
*	Intevac Inc.	18,754	87
*	Groupon Inc. Class A	10,751	86
*,1	Vroom Inc.	74,354	86
*	BuzzFeed Inc.	54,036	84
*	CoreCard Corp.	3,812	83
*	Daktronics Inc.	29,724	81
*	Backblaze Inc.	16,181	80
*	Astronova Inc.	6,757	79
*	Ouster Inc.	81,985	79
*	QuickLogic Corp.	11,891	77
*,1	Cleanspark Inc.	24,325	77
*	Asure Software Inc.	12,707	73

		Shares	Market Value ($000)
*	EverQuote Inc. Class A	10,735	73
*	Enfusion Inc. Class A	5,925	73
*	NextNav Inc.	27,071	73
*	Red Violet Inc.	4,096	71
*	Streamline Health Solutions Inc.	59,880	71
*	comScore Inc.	41,944	69
*	WM Technology Inc.	41,877	67
*,1	KULR Technology Group Inc.	52,190	67
*	Research Frontiers Inc.	30,521	65
*	Park City Group Inc.	12,115	65
*	Issuer Direct Corp.	2,964	60
*	SecureWorks Corp. Class A	7,362	59
*	Kopin Corp.	54,575	57
*	VirnetX Holding Corp.	48,198	56
*	Alpine 4 Holdings Inc.	101,723	56
*	Smith Micro Software Inc.	24,487	55
*	Steel Connect Inc.	40,391	55
*	Mastech Digital Inc.	3,641	54
*	Pixelworks Inc.	32,680	53
*	Terawulf Inc.	40,484	51
*	EMCORE Corp.	30,051	50
*	Synchronoss Technologies Inc.	43,985	50
*	Innodata Inc.	16,482	50
*	Amtech Systems Inc.	5,730	49
*	Everspin Technologies Inc.	8,435	49
*	1stdibs.com Inc.	7,570	48
*	inTEST Corp.	6,184	47
*	Phunware Inc.	40,040	47
*	SkyWater Technology Inc.	6,058	46
*	GSI Technology Inc.	15,882	45
*	Beachbody Co. Inc.	44,053	44
*	Quantum Computing Inc.	16,529	41
*	CVD Equipment Corp.	7,295	38
*	One Stop Systems Inc.	11,905	38
*	Intellicheck Inc.	14,706	37
*	Key Tronic Corp.	8,842	36
*	Viant Technology Inc. Class A	8,483	36
*	Inuvo Inc.	84,564	34
*	Intrusion Inc.	6,811	33
*	eMagin Corp.	50,679	30
*	KORE Group Holdings Inc.	15,866	30
*	Ipsidy Inc.	10,356	30
*	NetSol Technologies Inc.	9,164	29
*	Verb Technology Co. Inc.	62,112	29
*	Arteris Inc.	4,387	29
*	AudioEye Inc.	5,086	28
*	Boxlight Corp. Class A	44,270	27
*	TransAct Technologies Inc.	7,051	26
*	Super League Gaming Inc.	37,313	25
*	Zedge Inc. Class B	10,242	24
*	IronNet Inc.	34,984	24
*	Data I/O Corp.	8,084	23
*	NextPlay Technologies Inc.	106,304	23
*	Marin Software Inc.	17,513	22
*	WidePoint Corp.	10,057	21
*,1	Remark Holdings Inc.	64,944	17
*	SeaChange International Inc.	39,652	17
*	Soluna Holdings Inc.	9,681	17

		Shares	Market Value ($000)
*	Loyalty Ventures Inc.	13,348	16
*	Nuvve Holding Corp.	10,269	14
*	Greenidge Generation Holdings Inc.	7,091	14
*	Kubient Inc.	12,180	12
*	Waitr Holdings Inc.	72,347	11
*	Cipher Mining Inc.	7,796	10
*,1	Cryptyde Inc.	13,313	9
*	LogicMark Inc.	5,781	4
*	Exela Technologies Inc.	4,858	2
			5,968,798
Telecommunications (2.3%)
	Verizon Communications Inc.	2,692,900	102,249
	Cisco Systems Inc.	2,514,715	100,589
	Comcast Corp. Class A	2,971,991	87,169
	AT&T Inc.	4,810,929	73,800
*	T-Mobile US Inc.	423,608	56,836
	Motorola Solutions Inc.	112,889	25,284
*	Charter Communications Inc. Class A	70,635	21,427
*	Arista Networks Inc.	155,631	17,569
*	Liberty Broadband Corp. Class C	83,867	6,189
	Juniper Networks Inc.	215,935	5,640
	Lumen Technologies Inc.	711,437	5,179
*	Roku Inc.	83,366	4,702
*	Ciena Corp.	101,542	4,105
*	Frontier Communications Parent Inc.	164,118	3,845
*	Iridium Communications Inc.	76,213	3,382
	Cable One Inc.	3,922	3,346
*	Lumentum Holdings Inc.	43,065	2,953
*	Calix Inc.	39,427	2,411
*	DISH Network Corp. Class A	168,000	2,324
*	Viavi Solutions Inc.	151,996	1,984
	Cogent Communications Holdings Inc.	29,992	1,564
*	ViaSat Inc.	51,215	1,548
*	CommScope Holding Co. Inc.	136,290	1,255
*	Extreme Networks Inc.	86,151	1,126
	Telephone and Data Systems Inc.	70,031	973
*	Liberty Broadband Corp. Class A	11,680	871
	Adtran Holdings Inc.	44,499	871
*	Harmonic Inc.	66,410	868
*	Altice USA Inc. Class A	143,163	835
*	Digi International Inc.	23,937	828
*	Clearfield Inc.	7,607	796
	InterDigital Inc.	18,888	764
*	Globalstar Inc.	478,232	760
*	Infinera Corp.	124,753	604
*,1	Lightwave Logic Inc.	81,349	597
*	Gogo Inc.	43,651	529
	Shenandoah Telecommunications Co.	30,986	527
*	WideOpenWest Inc.	37,199	456
*,1	fuboTV Inc.	123,105	437
*	EchoStar Corp. Class A	24,087	397
*	NETGEAR Inc.	18,985	381
*	IDT Corp. Class B	13,887	345
	ATN International Inc.	8,389	324
*	Anterix Inc.	7,780	278
*	8x8 Inc.	78,246	270
*	US Cellular Corp.	9,905	258
*	Consolidated Communications Holdings Inc.	55,540	231

		Shares	Market Value ($000)
*	Aviat Networks Inc.	8,225	225
*,1	AST SpaceMobile Inc.	29,131	210
	Comtech Telecommunications Corp.	19,010	190
*	Ooma Inc.	14,333	176
	Bel Fuse Inc. Class B	5,951	150
*	DZS Inc.	12,668	143
*	Cambium Networks Corp.	7,849	133
*	Inseego Corp.	62,650	130
*	KVH Industries Inc.	13,892	128
*	Kaltura Inc.	57,548	127
*	Charge Enterprises Inc.	66,536	117
*	Ribbon Communications Inc.	46,419	103
	Spok Holdings Inc.	12,210	93
*	Akoustis Technologies Inc.	30,759	91
*	Lantronix Inc.	18,653	90
*	CalAmp Corp.	20,762	80
	PCTEL Inc.	16,184	76
*	Genasys Inc.	27,518	76
*	Airgain Inc.	10,184	73
*	Powerfleet Inc.	23,451	72
*	Casa Systems Inc.	21,249	67
*	Applied Optoelectronics Inc.	17,785	48
	Bel Fuse Inc. Class A	1,376	39
	Network-1 Technologies Inc.	15,271	34
*	Franklin Wireless Corp.	11,013	32
*	Airspan Networks Holdings Inc.	11,905	24
*	Vislink Technologies Inc.	33,062	14
			552,417
Utilities (3.4%)
	NextEra Energy Inc.	1,340,493	105,108
	Southern Co.	713,956	48,549
	Duke Energy Corp.	518,857	48,264
	Waste Management Inc.	277,910	44,524
	Dominion Energy Inc.	559,535	38,669
	Sempra Energy (XNYS)	211,687	31,740
	American Electric Power Co. Inc.	346,989	29,997
	Exelon Corp.	669,092	25,064
	Xcel Energy Inc.	368,988	23,615
	Waste Connections Inc. (XTSE)	173,690	23,471
	Consolidated Edison Inc.	238,731	20,474
	WEC Energy Group Inc.	213,225	19,069
	Public Service Enterprise Group Inc.	336,136	18,901
	Republic Services Inc. Class A	138,472	18,838
	Constellation Energy Corp.	221,427	18,420
	Eversource Energy	234,139	18,253
*	PG&E Corp.	1,419,552	17,744
	American Water Works Co. Inc.	123,005	16,010
	Edison International	259,589	14,688
	Ameren Corp.	173,569	13,981
	Entergy Corp.	137,583	13,845
	DTE Energy Co.	117,625	13,533
	FirstEnergy Corp.	365,248	13,514
	PPL Corp.	497,482	12,611
	CenterPoint Energy Inc.	426,851	12,029
	CMS Energy Corp.	194,652	11,337
	AES Corp.	448,477	10,136
	Atmos Energy Corp.	94,640	9,639
	Evergy Inc.	155,233	9,221

		Shares	Market Value ($000)
	Alliant Energy Corp.	170,526	9,036
	NiSource Inc.	275,432	6,938
	Essential Utilities Inc.	161,147	6,668
	NRG Energy Inc.	158,018	6,047
	Vistra Corp.	279,964	5,879
	Pinnacle West Capital Corp.	76,301	4,922
	OGE Energy Corp.	134,284	4,896
	UGI Corp.	141,736	4,582
	National Fuel Gas Co.	61,685	3,797
*	Clean Harbors Inc.	34,300	3,772
*	Sunrun Inc.	135,879	3,749
*	IDACORP Inc.	35,118	3,477
*	Southwest Gas Holdings Inc.	42,659	2,975
	Black Hills Corp.	43,269	2,931
	South Jersey Industries Inc.	84,881	2,837
	PNM Resources Inc.	58,315	2,667
*	Evoqua Water Technologies Corp.	80,125	2,650
	Portland General Electric Co.	60,248	2,618
*	Casella Waste Systems Inc. Class A	34,190	2,612
	ONE Gas Inc.	36,885	2,596
*	Stericycle Inc.	61,350	2,583
	New Jersey Resources Corp.	64,045	2,479
	Hawaiian Electric Industries Inc.	70,065	2,428
	Ormat Technologies Inc. (XNYS)	28,091	2,421
	Avangrid Inc.	51,284	2,139
	Spire Inc.	33,936	2,115
	American States Water Co.	25,708	2,004
	ALLETE Inc.	39,059	1,955
	California Water Service Group	36,351	1,915
	NorthWestern Corp.	38,529	1,899
	Avista Corp.	50,082	1,856
	MGE Energy Inc.	24,816	1,629
*	Sunnova Energy International Inc.	66,404	1,466
	Chesapeake Utilities Corp.	11,650	1,344
	Clearway Energy Inc. Class C	42,083	1,340
	Clearway Energy Inc. Class A	36,775	1,070
	SJW Group	17,962	1,035
	Northwest Natural Holding Co.	22,269	966
*	Archaea Energy Inc. Class A	51,849	934
	Middlesex Water Co.	11,265	870
	Unitil Corp.	11,221	521
	York Water Co.	10,330	397
*	Heritage-Crystal Clean Inc.	12,511	370
	Excelerate Energy Inc. Class A	14,432	338
*,1	Vertex Energy Inc.	46,411	289
*	Altus Power Inc.	21,997	242
	Artesian Resources Corp. Class A	4,717	227
*	Harsco Corp.	56,173	210
	Aris Water Solution Inc. Class A	15,958	204
*,1	NuScale Power Corp.	12,902	151
	Genie Energy Ltd. Class B	14,713	138
*	Quest Resource Holding Corp.	15,848	134
*	Pure Cycle Corp.	15,027	125
	RGC Resources Inc.	5,695	120
	Global Water Resources Inc.	8,514	100
	Via Renewables Inc. Class A	9,665	67
*	Advanced Emissions Solutions Inc.	16,504	45
*	Perma-Fix Environmental Services Inc.	9,152	41

		Shares	Market Value ($000)
*	Cadiz Inc.	16,180	31
*	Charah Solutions Inc.	11,840	22
*	Stronghold Digital Mining Inc. Class A	6,459	7
			825,120
Total Common Stocks (Cost $11,550,070)			23,941,531
Preferred Stocks (0.0%)
	Air T Funding Preference Shares 8.000%, 6/7/49	165	4
*,4	Meta Material Inc. Preference Shares 0.00%	96,774	149
Total Preferred Stocks (Cost $39)			153
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5,6]	Vanguard Market Liquidity Fund, 2.828% (Cost $69,822)	698,561	69,835
Total Investments (100.1%) (Cost $11,619,931)			24,011,519
Other Assets and Liabilities—Net (-0.1%)			(34,912)
Net Assets (100%)			23,976,607
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,098,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $44,785,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	15	1,252	(165)
E-mini S&P 500 Index	December 2022	175	31,513	(854)
E-mini S&P Mid-Cap 400 Index	December 2022	30	6,625	(892)
				(1,911)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,932,410	38	9,083	23,941,531
Preferred Stocks	153	—	—	153
Temporary Cash Investments	69,835	—	—	69,835
Total	24,002,398	38	9,083	24,011,519
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,911	—	—	1,911
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.